UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds
(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532
(Address of principal executive offices)             (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: Renee M. Hardt Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: December  31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Reports for the period 01/01/25 through 12/31/2025 is filed herewith.

Oberweis Micro-Cap Fund Investor Class | Ticker: OBMCX Annual Report | December 31, 2025

This annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OBMCX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Micro-Cap Fund - Investor Class	$157	1.46%

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 14.71% compared to 21.84% for its benchmarked index, the Russell Micro-Cap Growth Index.

•   Micro-cap stocks fared well in 2025, though the rally was led by low-quality equities, namely unprofitable companies and those with low return-on-equity. This was a headwind for our strategy, which focuses on profitable companies beating consensus expectations.

•   At sector level, portfolio benefitted from favorable stock selection in industrials, communication services, and consumer staples while health care, technology, and energy detracted from performance.

•   At the stock level, Tutor Perini (TPC), Argan, Inc. (AGX), and Primoris Services Corporation (PRIM) were among the top contributors to performance. Grid Dynamics Holdings, Inc. (GDYN), Ultra Clean Holdings, Inc. (UCTT), and Weave Communications (WEAV) were among the top detractors to performance.

Performance of Hypothetical $10,000.00 Investment (December 31, 2015 to December 31, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBMCX	14.71	18.10	17.66
Russell Microcap Growth Index	21.84	2.81	7.82
S&P 500 Index	17.88	14.42	14.82

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$870,152,076	80	41%	$7,408,567

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)
Equities	99.6
Other Assets less Liabilities	0.4

Top Ten Holdings (% of Net Assets)
Applied Optoelectronics, Inc.	4.3
Tutor Perini Corp.	2.9
GeneDx Hldgs. Corp.	2.8
Rush Street Interactive, Inc.	2.8
IMAX Corp.	2.7
Camtek Ltd.	2.6
American Superconductor Corp.	2.6
Silicon Motion Technology Corp. ADS	2.5
Primoris Services Corp.	2.3
National Vision Hldgs., Inc.	2.3

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	9.7
Healthcare Equipment & Supplies	9.1
Construction & Engineering	6.6
Electronic Equipment, Instruments & Components	5.7
Pharmaceuticals	5.7
Electrical Equipment	4.7
Machinery	4.4
Communications Equipment	4.3
Specialty Retail	4.3
Biotechnology	4.1

How has the Fund changed?

There were no material fund changes during the period.

Changes in and disagreements with accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting informtion and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expenses, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis Micro-Cap Fund Institutional Class | Ticker: OMCIX Annual Report | December 31, 2025

This annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OMCIX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Micro-Cap Fund - Institutional Class	$13,009	1.21%

Management’s Discussion of Fund Performance

•     For the year ended December 31, 2025, the Fund returned 15.02% compared to 21.84% for its benchmarked index, the Russell Micro-Cap Growth Index.

•     Micro-cap stocks fared well in 2025, though the rally was led by low-quality equities, namely unprofitable companies and those with low return-on-equity. This was a headwind for our strategy, which focuses on profitable companies beating consensus expectations.

•     At sector level, portfolio benefitted from favorable stock selection in industrials, communication services, and consumer staples while health care, technology, and energy detracted from performance.

•     At the stock level, Tutor Perini (TPC), Argan, Inc. (AGX), and Primoris Services Corporation (PRIM) were among the top contributors to performance. Grid Dynamics Holdings, Inc. (GDYN), Ultra Clean Holdings, Inc. (UCTT), and Weave Communications (WEAV) were among the top detractors to performance.

Performance of Hypothetical $1,000,000.00 Investment (May 1, 2017 to December 31, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OMCIX	15.02	18.42	16.67
Russell Microcap Growth Index	21.84	2.81	7.78
S&P 500 Index	17.88	14.42	14.84

1       Since the inception of OMCIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$870,152,076	80	41%	$7,408,567

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)
Equities	99.6
Other Assets less Liabilities	0.4

Top Ten Holdings (% of Net Assets)
Applied Optoelectronics, Inc.	4.3
Tutor Perini Corp.	2.9
GeneDx Hldgs. Corp.	2.8
Rush Street Interactive, Inc.	2.8
IMAX Corp.	2.7
Camtek Ltd.	2.6
American Superconductor Corp.	2.6
Silicon Motion Technology Corp. ADS	2.5
Primoris Services Corp.	2.3
National Vision Hldgs., Inc.	2.3

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	9.7
Healthcare Equipment & Supplies	9.1
Construction & Engineering	6.6
Electronic Equipment, Instruments & Components	5.7
Pharmaceuticals	5.7
Electrical Equipment	4.7
Machinery	4.4
Communications Equipment	4.3
Specialty Retail	4.3
Biotechnology	4.1

How has the Fund changed?

There were no material fund changes during the period.

Changes in and disagreements with accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting informtion and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expenses, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis Small-Cap Opportunities Fund Investor Class | Ticker: OBSOX Annual Report | December 31, 2025

This annual shareholder report contains important information about Oberweis Small-Cap Opportunities Fund (“OBSOX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Small-Cap Opportunities Fund - Investor Class	$134	1.25%

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 14.28% and outperformed its benchmarked index, the Russell 2000 Growth Index, which returned 13.01%.

•   The Fund outperformed in 2025, despite a “low quality” rally that favored unprofitable companies and those with low return-on-equity. This is typically a headwind for our strategy, which focuses on profitable companies beating consensus expectations. Favorable stock selection, particularly from AI-related companies, helped the Fund to nonetheless outperform in 2025.

•   At sector level, portfolio benefitted from favorable stock selection in technology, financials, and communication services while health care, consumer staples, and industrials detracted from performance.

•   At the stock level, Credo Technology (CRDO), Lumentum Holdings (LITE), and Rambus Inc. (RMBS) were among the top contributors to performance. BellRing Brands (BRBR), Abercrombie and Fitch (ANF), and Deckers Outdoor (DECK) were among the top detractors.

Performance of Hypothetical $10,000.00 Investment (December 31, 2015 to December 31, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBSOX	14.28	14.41	15.05
Russell 2000 Growth Index	13.01	3.18	9.57
S&P 500 Index	17.88	14.42	14.82

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$1,823,216,190	78	58%	$12,369,424

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)
Equities	96.7
Other Assets less Liabilities	3.3

Top Ten Holdings (% of Net Assets)
Lumentum Hldgs., Inc.	5.2
Credo Technology Group Hldg. Ltd.	5.0
SharkNinja, Inc.	3.0
Rambus, Inc.	2.2
SiTime Corp.	2.1
Nova Ltd.	2.0
SkyWest, Inc.	2.0
Encompass Health Corp.	2.0
Frontdoor, Inc.	1.9
DigitalOcean Hldgs., Inc.	1.9

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	16.4
Communications Equipment	9.2
Software	9.0
Healthcare Providers & Services	5.8
Healthcare Equipment & Supplies	4.9
Hotels, Restaurants & Leisure	4.7
Aerospace & Defense	4.2
Electronic Equipment, Instruments & Components	4.1
Machinery	3.2
Household Durables	3.0

How has the Fund changed?

There were no material fund changes during the period.

Changes in and disagreements with accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting informtion and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expenses, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis Small-Cap Opportunities Fund Institutional Class | Ticker: OBSIX Annual Report | December 31, 2025

This annual shareholder report contains important information about Oberweis Small-Cap Opportunities Fund (“OBSIX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Small-Cap Opportunities Fund - Institutional Class	$10,731	1.00%

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 14.62% and outperformed its benchmarked index, the Russell 2000 Growth Index, which returned 13.01%.

•   The Fund outperformed in 2025, despite a “low quality” rally that favored unprofitable companies and those with low return-on-equity. This is typically a headwind for our strategy, which focuses on profitable companies beating consensus expectations. Favorable stock selection, particularly from AI-related companies, helped the Fund to nonetheless outperform in 2025.

•   At sector level, portfolio benefitted from favorable stock selection in technology, financials, and communication services while health care, consumer staples, and industrials detracted from performance.

•   At the stock level, Credo Technology (CRDO), Lumentum Holdings (LITE), and Rambus Inc. (RMBS) were among the top contributors to performance. BellRing Brands (BRBR), Abercrombie and Fitch (ANF), and Deckers Outdoor (DECK) were among the top detractors.

Performance of Hypothetical $1,000,000.00 Investment (May 1, 2017 to December 31, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OBSIX	14.62	14.69	15.28
Russell 2000 Growth Index	13.01	3.18	8.87
S&P 500 Index	17.88	14.42	14.84

1       Since the inception of OBSIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$1,823,216,190	78	58%	$12,369,424

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)
Equities	96.7
Other Assets less Liabilities	3.3

Top Ten Holdings (% of Net Assets)
Lumentum Hldgs., Inc.	5.2
Credo Technology Group Hldg. Ltd.	5.0
SharkNinja, Inc.	3.0
Rambus, Inc.	2.2
SiTime Corp.	2.1
Nova Ltd.	2.0
SkyWest, Inc.	2.0
Encompass Health Corp.	2.0
Frontdoor, Inc.	1.9
DigitalOcean Hldgs., Inc.	1.9

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	16.4
Communications Equipment	9.2
Software	9.0
Healthcare Providers & Services	5.8
Healthcare Equipment & Supplies	4.9
Hotels, Restaurants & Leisure	4.7
Aerospace & Defense	4.2
Electronic Equipment, Instruments & Components	4.1
Machinery	3.2
Household Durables	3.0

How has the Fund changed?

There were no material fund changes during the period.

Changes in and disagreements with accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting informtion and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expenses, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis Global Opportunities Fund Investor Class | Ticker: OBEGX Annual Report | December 31, 2025

This annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBEGX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Global Opportunities Fund - Investor Class	$158	1.44%

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 19.38% compared to 19.72% for its benchmarked index, the MSCI ACWI Small-Cap Index.

•   Global small-cap equities gained broadly in 2025, with non-U.S. markets generally demonstrating leadership.

•   At the country level, stock selection in the United States, Sweden, and Germany added to portfolio return, while the United Kingdom, Israel, and China detracted from portfolio return.

•   At the sector level, technology, consumer discretionary, and industrials added to return, while health care, materials, and energy detracted.

•   At the stock level Credo Technology (CRDO US), Lumentum Holdings (LITE), and SAAB AB (SAABB SS) were among the top contributors to performance; Ashtead Technology (AT/ LN), Onto Innovation (ONTO), and Parsons Corporation (PSN) were among the top detractors.

Performance of Hypothetical $10,000.00 Investment (December 31, 2015 to December 31, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBEGX	19.38	4.48	9.03
MSCI ACWI Small-Cap Index	19.72	7.29	9.32
MSCI EAFE Index	31.22	8.92	8.18

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$57,548,422	53	85%	$494,386

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)
Equities	90.4
Other Assets less Liabilities	9.6

Top Ten Holdings (% of Net Assets)
Lumentum Hldgs., Inc.	5.8
Credo Technology Group Hldg. Ltd.	4.0
Food & Life Cos. Ltd.	3.7
SharkNinja, Inc.	3.3
Games Workshop Group PLC	3.2
Ryohin Keikaku Co. Ltd.	2.3
Zeta Global Hldgs. Corp.	2.2
Mitsui E&S Co. Ltd.	2.2
Accelleron Industries AG	2.2
Cranswick PLC	2.2

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	8.9
Software	7.8
Communications Equipment	5.8
Machinery	5.5
Healthcare Equipment & Supplies	5.5
Hotels, Restaurants & Leisure	5.3
Household Durables	4.7
Electrical Equipment	3.6
Healthcare Providers & Services	3.4
Trading Co. & Distribution	3.3

How has the Fund changed?

There were no material fund changes during the period.

Changes in and disagreements with accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting informtion and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expenses, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis Global Opportunities Fund Institutional Class | Ticker: OBGIX Annual Report | December 31, 2025

This annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBGIX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Global Opportunities Fund - Institutional Class	$13,071	1.19%

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 19.68% compared to 19.72% for its benchmarked index, the MSCI ACWI Small-Cap Index.

•   Global small-cap equities gained broadly in 2025, with non-U.S. markets generally demonstrating leadership.

•   At the country level, stock selection in the United States, Sweden, and Germany added to portfolio return, while the United Kingdom, Israel, and China detracted from portfolio return.

•   At the sector level, technology, consumer discretionary, and industrials added to return, while health care, materials, and energy detracted.

•   At the stock level Credo Technology (CRDO US), Lumentum Holdings (LITE), and SAAB AB (SAABB SS) were among the top contributors to performance; Ashtead Technology (AT/ LN), Onto Innovation (ONTO), and Parsons Corporation (PSN) were among the top detractors.

Performance of Hypothetical $1,000,000.00 Investment (May 01, 2017 to December 31, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OBGIX	19.68	4.75	9.34
MSCI ACWI Small-Cap Index	19.72	7.29	8.46
MSCI EAFE Index	31.22	8.92	8.18

1       Since the inception of OBGIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$57,548,422	53	85%	$494,386

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)
Equities	90.4
Other Assets less Liabilities	9.6

Top Ten Holdings (% of Net Assets)
Lumentum Hldgs., Inc.	5.8
Credo Technology Group Hldg. Ltd.	4.0
Food & Life Cos. Ltd.	3.7
SharkNinja, Inc.	3.3
Games Workshop Group PLC	3.2
Ryohin Keikaku Co. Ltd.	2.3
Zeta Global Hldgs. Corp.	2.2
Mitsui E&S Co. Ltd.	2.2
Accelleron Industries AG	2.2
Cranswick PLC	2.2

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	8.9
Software	7.8
Communications Equipment	5.8
Machinery	5.5
Healthcare Equipment & Supplies	5.5
Hotels, Restaurants & Leisure	5.3
Household Durables	4.7
Electrical Equipment	3.6
Healthcare Providers & Services	3.4
Trading Co. & Distribution	3.3

How has the Fund changed?

There were no material fund changes during the period.

Changes in and disagreements with accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting informtion and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expenses, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis China Opportunities Fund Investor Class | Ticker: OBCHX Annual Report | December 31, 2025

This annual shareholder report contains important information about Oberweis China Opportunities Fund (“OBCHX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis China Opportunities Fund - Investor Class	$220	1.83%

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 40.88%, significantly outperforming its benchmarked index, the MSCI China Index, which returned 31.17%.

•   The Chinese market’s strong performance in 2025 — outpacing both emerging and developed market indices — was underpinned by three forces: the resilience of China’s macroeconomic fundamentals, the government’s strategic recalibration of the capital market’s role, and the early but meaningful breakthroughs in innovation led by Chinese companies such as DeepSeek.

•   At the sector level, consumer discretionary, industrials, and financials contributed to performance while communication services, consumer staples, and energy were top detractors.

•   At the stock level, Pop Mart International (9992 HK), Alibaba (BABA), and Tencent Holdings (0700 HK) were among the top contributors to performance; Meituan (3690 HK), VNET Group (VNET), and Trip.com Group (TCOM) were among the top detractors.

Performance of Hypothetical $10,000.00 Investment (December 31, 2015 to December 31, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBCHX	40.88	(3.70)	6.29
MSCI China Net Index	31.17	(3.20)	5.54

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$51,478,090	51	127%	$460,825

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)
Equities	98.7
Short-Term Investments	1.4
Other Liabilities less Assets	(0.1)

Top Ten Holdings (% of Net Assets)
Alibaba Group Hldg. Ltd.	8.2
Tencent Hldgs. Ltd.	8.2
Zijin Mining Group Co. Ltd.	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
China Construction Bank Corp.	3.1
China Hongqiao Group Ltd.	2.6
Harbin Electric Co. Ltd.	2.5
Micron Technology, Inc.	2.5
Contemporary Amperex Technology Co. Ltd.	2.4
NetEase, Inc.	2.4

Top Ten Industries (% of Net Assets)
Interactive Media & Services	9.9
Banks	9.8
Metals & Mining	9.1
Semiconductors & Semiconductor Equipment	8.8
Broadline Retail	8.2
Electronic Equipment, Instruments & Components	6.5
Electrical Equipment	6.2
Hotels, Restaurants & Leisure	5.2
Insurance	5.1
Capital Markets	4.9

How has the Fund changed?

The Oberweis China Opportunties Fund’s expense limit was reduced to 1.80% effective September 30, 2025.

Changes in and disagreements with accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting informtion and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expenses, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis China Opportunities Fund Institutional Class | Ticker: OCHIX Annual Report | December 31, 2025

This annual shareholder report contains important information about Oberweis China Opportunities Fund (“OCHIX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis China Opportunities Fund - Institutional Class	$19,055	1.58%

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 41.20%, significantly outperforming its benchmarked index, the MSCI China Index, which returned 31.17%.

•   The Chinese market’s strong performance in 2025 — outpacing both emerging and developed market indices — was underpinned by three forces: the resilience of China’s macroeconomic fundamentals, the government’s strategic recalibration of the capital market’s role, and the early but meaningful breakthroughs in innovation led by Chinese companies such as DeepSeek.

•   At the sector level, consumer discretionary, industrials, and financials contributed to performance while communication services, consumer staples, and energy were top detractors.

•   At the stock level, Pop Mart International (9992 HK), Alibaba (BABA), and Tencent Holdings (0700 HK) were among the top contributors to performance; Meituan (3690 HK), VNET Group (VNET), and Trip.com Group (TCOM) were among the top detractors.

Performance of Hypothetical $1,000,000.00 Investment (May 01, 2017 to December 31, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OCHIX	41.20	(3.45)	6.83
MSCI China Net Index	31.17	(3.20)	4.50

1       Since the inception of OCHIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$51,478,090	51	127%	$460,825

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)
Equities	98.7
Short-Term Investments	1.4
Other Liabilities less Assets	(0.1)

Top Ten Holdings (% of Net Assets)
Alibaba Group Hldg. Ltd.	8.2
Tencent Hldgs. Ltd.	8.2
Zijin Mining Group Co. Ltd.	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
China Construction Bank Corp.	3.1
China Hongqiao Group Ltd.	2.6
Harbin Electric Co. Ltd.	2.5
Micron Technology, Inc.	2.5
Contemporary Amperex Technology Co. Ltd.	2.4
NetEase, Inc.	2.4

Top Ten Industries (% of Net Assets)
Interactive Media & Services	9.9
Banks	9.8
Metals & Mining	9.1
Semiconductors & Semiconductor Equipment	8.8
Broadline Retail	8.2
Electronic Equipment, Instruments & Components	6.5
Electrical Equipment	6.2
Hotels, Restaurants & Leisure	5.2
Insurance	5.1
Capital Markets	4.9

How has the Fund changed?

The Oberweis China Opportunties Fund’s expense limit was reduced to 1.55% effective September 30, 2025.

Changes in and disagreements with accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting informtion and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expenses, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis International Opportunities Fund Investor Class | Ticker: OBIOX Annual Report | December 31, 2025

This annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIOX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis International Opportunities Fund - Investor Class	$156	1.35%

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 30.71%, outperforming its benchmarked index, the MSCI World ex-US Small Cap Growth Index, which returned 29.69%.

•   International equities appreciated considerably in 2025, with developed market international equities broadly outperforming US equities. Internationally, value stocks significantly outperformed growth, leading to a significant dispersion of returns between value-oriented and growth-oriented non-US equities in 2025.

•   At the country level, Sweden, Germany, and Spain were the leading contributors to portfolio performance while Canada, Israel, and Australia were the leading detractors.

•   At the sector level, the portfolio was positively impacted by stock selection in industrials, financials, and consumer discretionary, while materials, technology, and energy detracted from performance.

•   At the stock level, Hensoldt AG (HAG GY), SAAB AB (SAABB SS), and Ryohin Keikaku (7453 JP) were among the top contributors to performance; Sanrio (8136 JP), Jvckenwood (6632 JP), and Fujikura Kasei (4620 JP) were among the top detractors.

Performance of Hypothetical $10,000.00 Investment (December 31, 2015 to December 31, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBIOX	30.71	-1.18	6.58
MSCI World ex-US Small Cap Growth Index	29.69	3.16	7.43
MSCI EAFE Index	31.22	8.92	8.18

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$398,501,028	78	125%	$3,794,534

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)
Equities	96.8
Short-Term Investments	2.8
Other Assets less Liabilities	0.4

Top Ten Holdings (% of Net Assets)
Games Workshop Group PLC	2.7
Mitsui E&S Co. Ltd.	2.5
Storebrand ASA	2.4
Aritzia, Inc.	2.3
IMI PLC	2.3
De' Longhi SpA	2.2
Genesis Minerals Ltd.	2.1
Konecranes Oyj	2.0
CTS Eventim AG & Co.	2.0
Taisei Corp.	1.9

Top Ten Industries (% of Net Assets)
Machinery	10.8
Construction & Engineering	9.2
Capital Markets	6.5
Metals & Mining	6.1
Insurance	5.5
Specialty Retail	4.9
Energy Equipment & Services	4.5
Electronic Equipment, Instruments & Components	4.3
Leisure Products	3.7
Pharmaceuticals	3.5

How has the Fund changed?

There were no material fund changes during the period.

Changes in and disagreements with accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting informtion and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expenses, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis International Opportunities Fund Institutional Class | Ticker: OBIIX Annual Report | December 31, 2025

This annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIIX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis International Opportunities Fund - Institutional Class	$12,709	1.10%

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 31.07%, outperforming its benchmarked index, the MSCI World ex-US Small Cap Growth Index, which returned 29.69%.

•   International equities appreciated considerably in 2025, with developed market international equities broadly outperforming US equities. Internationally, value stocks significantly outperformed growth, leading to a significant dispersion of returns between value-oriented and growth-oriented non-US equities in 2025.

•   At the country level, Sweden, Germany, and Spain were the leading contributors to portfolio performance while Canada, Israel, and Australia were the leading detractors.

•   At the sector level, the portfolio was positively impacted by stock selection in industrials, financials, and consumer discretionary, while materials, technology, and energy detracted from performance.

•   At the stock level, Hensoldt AG (HAG GY), SAAB AB (SAABB SS), and Ryohin Keikaku (7453 JP) were among the top contributors to performance; Sanrio (8136 JP), Jvckenwood (6632 JP), and Fujikura Kasei (4620 JP) were among the top detractors.

Performance of Hypothetical $1,000,000.00 Investment (December 22, 2023 to December 31, 2025)

	Average Annual Total Returns
	1 year (%)	Since Inception (%)[1]
OBIIX	31.07	19.09
MSCI World ex-US Small Cap Growth Index	29.69	15.97
MSCI EAFE Index	31.22	17.21

1       Since the inception of OBIIX on December 22, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$398,501,028	78	125%	$3,794,534

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)
Equities	96.8
Short-Term Investments	2.8
Other Assets less Liabilities	0.4

Top Ten Holdings (% of Net Assets)
Games Workshop Group PLC	2.7
Mitsui E&S Co. Ltd.	2.5
Storebrand ASA	2.4
Aritzia, Inc.	2.3
IMI PLC	2.3
De’ Longhi SpA	2.2
Genesis Minerals Ltd.	2.1
Konecranes Oyj	2.0
CTS Eventim AG & Co.	2.0
Taisei Corp.	1.9

Top Ten Industries (% of Net Assets)
Machinery	10.8
Construction & Engineering	9.2
Capital Markets	6.5
Metals & Mining	6.1
Insurance	5.5
Specialty Retail	4.9
Energy Equipment & Services	4.5
Electronic Equipment, Instruments & Components	4.3
Leisure Products	3.7
Pharmaceuticals	3.5

How has the Fund changed?

There were no material fund changes during the period.

Changes in and disagreements with accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting informtion and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expenses, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis Focused International Growth Fund Institutional Class | Ticker: OFIGX Annual Report | December 31, 2025

This annual shareholder report contains important information about Oberweis Focused International Growth Fund (“OFIGX” or the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year? (based on a hypothetical $100,000 investment)
	Costs of a $100,000 investment	Costs paid as a percentage of a $100,000 investment
Oberweis Focused International Growth Fund - Institutional Class	$1,120	0.95%

Management’s Discussion of Fund Performance

•   For the year ended December 31, 2025, the Fund returned 35.83% and outperformed its benchmarked index, the MSCI EAFE Index, which returned 31.22%.

•   International equities appreciated considerably in 2025, with developed markets outperforming US Markets. Internationally, value outperformed growth and large caps outperformed small caps.

•   International equities appreciated considerably in 2025, with developed market international equities broadly outperforming US equities. Internationally, value stocks significantly outperformed growth, and large caps outperformed small caps.

•   At the country level, Germany, the U.K., and Australia were the top contributors, while Japan, Singapore, and Spain were top detractors.

•   At the sector level, industrials, materials, and health care contributed to performance while consumer discretionary, communication services, and energy were top detractors.

•   At the stock level, Rheinmetall AG (RHM GY), Rolls-Royce Holdings (RR/ LN), Heidelberg Materials AG (HEI GY) were among the top contributors to performance; Sea Ltd (SE), Novo Nordisk (NVO) and Sanrio (8136 JP) were among the top detractors.

Performance of Hypothetical $100,000.00 Investment (April 01, 2022 to December 31, 2025)

	Average Annual Total Returns
	1 year (%)	Since Inception (%)[1]
OFIGX	35.83	8.71
MSCI EAFE Index	31.22	10.71

1       Since the inception of OFIGX on April 1, 2022.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.
Fund Statistics (as of December 31, 2025)

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$27,737,546	39	101%	$97,818

What did the Fund invest in?   (as of December 31, 2025)

Asset Allocation (% of Net Assets)
Equities	91.3
Short-Term Investments	8.7
Other Assets less Liabilities	0.0

Top Ten Holdings (% of Net Assets)
Sony Group Corp.	4.7
NEC Corp.	4.2
Reckitt Benckiser Group PLC	4.0
Rolls-Royce Hldgs. PLC	3.6
AstraZeneca PLC	3.6
Zurich Insurance Group AG	3.5
NatWest Group PLC	3.5
Roche Hldg. AG	3.4
Sumitomo Electric Industries Ltd.	3.4
UniCredit SpA	3.4

Top Ten Industries (% of Net Assets)
Banks	15.3
Pharmaceuticals	7.0
Insurance	5.9
Information Technology Services	5.7
Aerospace & Defense	4.9
Household Durables	4.7
Electrical Equipment	4.6
Household Products	4.0
Automobile Components	3.4
Oil, Gas & Consumable Fuels	3.1

How has the Fund changed?

The Oberweis Focused International Growth Fund’s expense limit was reduced to .81% effective December 31, 2025.

Changes in and disagreements with accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting informtion and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expenses, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

ITEM 2.	CODE OF ETHICS.

(a)	As of December 31, 2025, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.

(b)	During the period covered by this report, there were not any amendments to a provision of the Code of Ethics adopted in 2(a) above.

(c)	During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code of Ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(d)	A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(b)	The audit committee financial expert is Michael J. Simon. Mr. Simon is independent as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

	2025	2024
Audit fees	106,400	104,500
Audit-Related Fees	N/A	N/A
Tax Fees	23,200	22,900
All Other Fees	N/A	N/A

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment, and Adviser Affiliate that provides ongoing services to the registrant for 2024 and 2025 were $22,900 and $23,200, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal account’s independence.

(i) No Applicable to the registrant.

(j) Not Applicable to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

	Investor Class	Institutional Class

Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis Global Opportunities Fund	OBEGX	OBGIX
Oberweis China Opportunities Fund	OBCHX	OCHIX
Oberweis International Opportunities Fund	OBIOX	OBIIX
Oberweis Focused International Growth Fund	—	OFIGX

ANNUAL FINANCIAL STATEMENTS, FINANCIAL HIGHLIGHTS AND OTHER INFORMATION

(Form N-CSR, Items 7-11)

DECEMBER 31, 2025

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The Oberweis Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Oberweis Funds comprising the Oberweis Micro-Cap Fund, Oberweis Small-Cap Opportunities Fund, Oberweis Global Opportunities Fund, Oberweis China Opportunities Fund, Oberweis International Opportunities Fund, and Oberweis Focused International Growth Fund (the “Funds”) as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 27, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

February 26, 2026

Oberweis Micro-Cap Fund

Schedule of Investments

December 31, 2025

		Shares	Value
Equities	99.6%

Aerospace & Defense	1.7%
Ducommun, Inc.*		95,700	$9,103,941
VSE Corp.		32,600	5,632,302
			14,736,243

Banks	2.4%
1st Source Corp.		82,700	5,167,923
FB Financial Corp.		155,400	8,671,320
Nicolet Bankshares, Inc.		60,200	7,302,260
			21,141,503

Beverages	1.3%
The Vita Coco Co., Inc.*		207,400	10,994,274

Biotechnology	4.1%
Catalyst Pharmaceuticals, Inc.*		560,200	13,075,068
Kiniksa Pharmaceuticals International PLC*		305,200	12,589,500
Veracyte, Inc.*		238,500	10,040,850
			35,705,418

Chemicals	0.7%
Hawkins, Inc.		45,700	6,492,142

Commercial Services & Supplies	1.4%
Interface, Inc.		425,300	11,874,376

Communications Equipment	4.3%
Applied Optoelectronics, Inc.*		1,074,015	37,440,163

Construction & Engineering	6.6%
Argan, Inc.		31,700	9,932,244
Matrix Service Co.*		221,075	2,586,578
Primoris Services Corp.		159,400	19,787,916
Tutor Perini Corp.		377,800	25,320,156
			57,626,894

Consumer Finance	3.9%
Dave, Inc.*		57,522	12,735,946
EZCORP, Inc.*		612,900	11,902,518
Green Dot Corp.*		746,500	9,562,665
			34,201,129

See accompanying notes to the financial statements.

Oberweis Micro-Cap Fund
Schedule of Investments (continued)
December 31, 2025

		Shares	Value
Diversified Consumer Services	2.6%
Coursera, Inc.*		787,300	$5,794,528
Lincoln Educational Services Corp.*		301,600	7,283,640
OneSpaWorld Hldgs. Ltd.		465,400	9,652,396
			22,730,564

Electrical Equipment	4.7%
American Superconductor Corp.*		785,200	22,598,056
LSI Industries, Inc.		169,200	3,099,744
Powell Industries, Inc.		47,500	15,142,050
			40,839,850

Electronic Equipment, Instruments & Components	5.7%
Benchmark Electronics, Inc.		193,600	8,278,336
Climb Global Solutions, Inc.		50,700	5,211,453
ePlus, Inc.		108,298	9,497,735
Evolv Technologies Hldgs., Inc.*		1,052,100	7,533,036
nLight, Inc.*		347,800	13,045,978
PowerFleet, Inc.*		1,068,800	5,686,016
			49,252,554

Energy Equipment & Services	2.5%
Expro Group Hldgs. NV*		435,500	5,813,925
Precision Drilling Corp.*		97,100	6,979,548
ProPetro Hldg. Corp.*		925,000	8,796,750
			21,590,223

Entertainment	2.7%
IMAX Corp.*		636,600	23,528,736

Healthcare Equipment & Supplies	9.1%
Alphatec Hldgs., Inc.*		929,322	19,552,935
Artivion, Inc.*		211,800	9,660,198
AtriCure, Inc.*		212,692	8,414,096
Axogen, Inc.*		328,100	10,738,713
Bioventus, Inc.*		601,714	4,476,752
LeMaitre Vascular, Inc.		103,400	8,385,740
LivaNova PLC*		207,200	12,749,016
Tactile Systems Technology, Inc.*		194,300	5,634,700
			79,612,150

Healthcare Providers & Services	4.1%
GeneDx Hldgs. Corp.*		187,900	24,438,274
Pediatrix Medical Group, Inc.*		545,600	11,670,384
			36,108,658

Hotels, Restaurants & Leisure	3.3%
Lindblad Expeditions Hldgs., Inc. *		299,400	4,317,348
Rush Street Interactive, Inc.*		1,257,200	24,427,396
			28,744,744

Household Durables	1.1%
M/I Homes, Inc.*		73,200	9,365,940

Information Technology Services	1.1%
Backblaze, Inc.*		538,700	2,510,342
Fastly, Inc.*		673,300	6,854,194
			9,364,536

Insurance	1.4%
Skyward Specialty Insurance Group, Inc.*		231,800	11,847,298

See accompanying notes to the financial statements.

Oberweis Micro-Cap Fund
Schedule of Investments (continued)
December 31, 2025

		Shares	Value
Leisure Products	0.8%
Malibu Boats, Inc.*		238,200	$6,719,622

Life Sciences Tools & Services	1.4%
Adaptive Biotechnologies Corp.*		726,500	11,798,360

Machinery	4.4%
Blue Bird Corp.*		373,400	17,549,800
CECO Environmental Corp.*		142,008	8,499,179
REV Group, Inc.		134,500	8,178,945
The Gorman-Rupp Corp.		90,900	4,340,475
			38,568,399

Media	1.2%
Magnite, Inc.*		620,400	10,069,092

Pharmaceuticals	5.7%
ANI Pharmaceuticals, Inc.*		184,300	14,548,642
CorMedix, Inc.*		785,700	9,137,691
Eton Pharmaceuticals, Inc.*		420,900	7,117,419
Liquidia Corp.*		321,200	11,078,188
Phibro Animal Health Corp.		204,800	7,651,328
			49,533,268

Professional Services	2.6%
CRA International, Inc.		34,900	7,004,256
Huron Consulting Group, Inc.*		40,500	7,002,855
IBEX Hldgs. Ltd.*		236,000	9,010,480
			23,017,591

Semiconductors & Semiconductor Equipment	9.7%
Ambarella, Inc.*		250,300	17,731,252
Camtek Ltd.*		213,580	22,713,165
Diodes, Inc.*		148,200	7,312,188
Silicon Motion Technology Corp. ADS		230,600	21,376,620
Ultra Clean Hldgs., Inc.*		613,300	15,534,889
			84,668,114

Software	2.9%
Pagaya Technologies Ltd.*		298,300	6,234,470
Radware Ltd.*		274,700	6,617,523
Red Violet, Inc.*		100,300	5,712,085
Weave Communications, Inc.*		896,300	6,802,917
			25,366,995

Specialty Retail	4.3%
Boot Barn Hldgs., Inc.*		52,500	9,264,675
Build-A-Bear Workshop, Inc.		129,900	7,958,973
National Vision Hldgs., Inc.*		765,600	19,767,792
			36,991,440

Tobacco	1.3%
Turning Point Brands, Inc.		101,000	10,948,400

Trading Co. & Distribution	0.6%
NPK International, Inc.*		496,500	5,918,280

Total Equities
(Cost: $612,437,124)			$866,796,956

Total Investments	99.6%
(Cost: $612,437,124)			$866,796,956

Other Assets In Excess of Liabilities	0.4%		3,355,120

Net Assets - 100%			$870,152,076

*	Non-income producing security during the period ended December 31, 2025

ADS - American depositary share

See accompanying notes to the financial statements.

Oberweis Small-Cap Opportunities Fund
Schedule of Investments
December 31, 2025

		Shares	Value
Equities	96.7%

Aerospace & Defense	4.2%
AAR Corp.*		272,700	$22,576,833
Carpenter Technology Corp.		78,600	24,746,424
Mercury Systems, Inc.*		398,500	29,094,485
			76,417,742

Automobile Components	1.0%
Dana, Inc.		796,500	18,924,840

Banks	1.0%
Ameris Bancorp.		156,400	11,615,828
First Merchants Corp.		196,000	7,346,080
			18,961,908

Biotechnology	2.7%
Arcutis Biotherapeutics, Inc.*		808,400	23,475,936
Halozyme Therapeutics, Inc.*		107,600	7,241,480
Veracyte, Inc.*		452,600	19,054,460
			49,771,876

Building Products	0.7%
Zurn Elkay Water Solutions Corp.		266,000	12,366,340

Chemicals	1.0%
Sensient Technologies Corp.		188,000	17,662,600

Communications Equipment	9.2%
Applied Optoelectronics, Inc.*		942,226	32,845,998
Calix, Inc.*		244,600	12,946,678
CommScope Hldg. Co., Inc.*		960,912	17,421,335
Lumentum Hldgs., Inc.*		259,500	95,649,105
Viavi Solutions, Inc.*		508,100	9,054,342
			167,917,458

Commercial Services & Supplies	1.3%
Clean Harbors, Inc.*		104,000	24,385,920

Construction & Engineering	2.5%
Arcosa, Inc.		221,600	23,560,512
Everus Construction Group, Inc.*		259,800	22,228,488
			45,789,000

Consumer Finance	1.1%
FirstCash Hldgs., Inc.		131,300	20,926,594

Diversified Consumer Services	2.8%
Frontdoor, Inc.*		607,900	35,069,751
Grand Canyon Education, Inc.*		99,800	16,597,738
			51,667,489

Electronic Equipment, Instruments & Components	4.1%
Advanced Energy Industries, Inc.		39,700	8,311,989
Fabrinet*		25,200	11,473,056
Littelfuse, Inc.		62,300	15,756,916
Mirion Technologies, Inc.*		607,800	14,234,676
OSI Systems, Inc.*		101,400	25,863,084
			75,639,721

See accompanying notes to the financial statements.

Oberweis Small-Cap Opportunities Fund
Schedule of Investments (continued)
December 31, 2025

		Shares	Value
Energy Equipment & Services	0.9%
Solaris Energy Infrastructure, Inc.		366,900	$16,866,393

Financial Services	0.8%
Remitly Global, Inc.*		1,002,800	13,838,640

Healthcare Equipment & Supplies	4.9%
Globus Medical, Inc.*		270,000	23,573,700
ICU Medical, Inc.*		157,600	22,484,792
iRhythm Technologies, Inc.*		119,700	21,239,568
Merit Medical Systems, Inc.*		249,500	21,990,930
			89,288,990

Healthcare Providers & Services	5.8%
Addus HomeCare Corp.*		78,200	8,397,898
Alignment Healthcare, Inc.*		747,500	14,763,125
BrightSpring Health Services, Inc.*		908,000	34,004,600
Encompass Health Corp.		340,700	36,161,898
HealthEquity, Inc.*		133,200	12,202,452
			105,529,973

Healthcare Technology	1.4%
Waystar Hldg. Corp.*		795,800	26,062,450

Hotels, Restaurants & Leisure	4.7%
Dutch Bros, Inc.*		404,500	24,763,490
Genius Sports Ltd.*		1,585,900	17,476,618
Life Time Group Hldgs., Inc.*		1,059,300	28,156,194
Super Group SGHC Ltd.		1,268,500	15,158,575
			85,554,877

Household Durables	3.0%
SharkNinja, Inc.*		490,400	54,875,760

Information Technology Services	1.9%
DigitalOcean Hldgs., Inc.*		720,400	34,665,648

Insurance	1.1%
Assurant, Inc.		83,000	19,990,550

Interactive Media & Services	1.1%
CarGurus, Inc.*		518,400	19,880,640

Machinery	3.2%
Federal Signal Corp.		166,500	18,080,235
Flowserve Corp.		370,100	25,677,538
SPX Technologies, Inc.*		76,900	15,384,614
			59,142,387

See accompanying notes to the financial statements.

Oberweis Small-Cap Opportunities Fund
Schedule of Investments (continued)
December 31, 2025

		Shares	Value
Media	1.2%
The New York Times Co.		302,700	$21,013,434

Oil, Gas & Consumable Fuels	1.9%
Core Natural Resources, Inc.		178,400	15,790,184
Magnolia Oil & Gas Corp.		376,300	8,237,207
Matador Resources Co.		253,900	10,775,516
			34,802,907

Passenger Airlines	2.0%
SkyWest, Inc.*		363,300	36,478,953

Pharmaceuticals	0.8%
Indivior PLC*		424,941	15,246,883

Professional Services	1.3%
Genpact Ltd.		500,900	23,432,102

Semiconductors & Semiconductor Equipment	16.4%
Ambarella, Inc.*		331,400	23,476,376
Credo Technology Group Hldg. Ltd.*		632,648	91,031,721
Impinj, Inc.*		103,100	17,940,431
Lattice Semiconductor Corp.*		314,636	23,150,917
MACOM Technology Solutions Hldgs., Inc.*		163,800	28,055,664
Nova Ltd.*		113,100	37,140,909
Rambus, Inc.*		439,700	40,404,033
SiTime Corp.*		106,396	37,578,003
			298,778,054

Software	9.0%
ACI Worldwide, Inc.*		318,962	15,249,573
Box, Inc.*		632,800	18,927,048
Commvault Systems, Inc.*		110,900	13,902,424
Freshworks, Inc.*		1,929,100	23,631,475
InterDigital, Inc.		28,300	9,010,154
Pegasystems, Inc.		391,800	23,398,296
Q2 Hldgs., Inc.*		309,700	22,347,952
Qualys, Inc.*		107,800	14,326,620
Workiva, Inc.*		127,500	10,996,875
Zeta Global Hldgs. Corp.*		590,300	12,012,605
			163,803,022

Specialty Retail	2.5%
American Eagle Outfitters, Inc.		814,500	21,478,365
Urban Outfitters, Inc.*		286,400	21,554,464
			43,032,829

Textiles, Apparel & Luxury Goods	1.2%
Levi Strauss & Co.		993,900	20,613,486

Total Equities
(Cost: $1,350,978,541)			$1,763,329,466

Total Investments	96.7%
(Cost: $1,350,978,541)			$1,763,329,466

Other Assets In Excess of Liabilities	3.3%		59,886,724

Net Assets - 100%			$1,823,216,190

*	Non-income producing security during the period ended December 31, 2025

See accompanying notes to the financial statements.

Oberweis Global Opportunities Fund
Schedule of Investments
December 31, 2025

		Shares	Value
Equities	90.4%

Canada	4.7%
Aritzia, Inc.*		10,900	$931,892
AtkinsRealis Group, Inc.		13,600	877,867
Definity Financial Corp.		16,400	907,221
			2,716,980

China	1.4%
American Superconductor Corp.*		27,500	791,450

Germany	1.5%
CTS Eventim AG & Co. KGaA		9,200	842,208

Hong Kong	1.2%
Futu Hldgs. Ltd. ADS*		4,300	706,103

Italy	1.3%
De' Longhi SpA		18,000	766,279

Japan	9.4%
Food & Life Cos. Ltd.		41,800	2,108,633
Mitsui E&S Co. Ltd.*		35,600	1,270,904
Ryohin Keikaku Co. Ltd.		74,000	1,306,652
Sumitomo Pharma Co. Ltd.*		48,100	710,365
			5,396,554

Norway	1.8%
Storebrand ASA		59,100	1,010,064

Sweden	1.4%
BHG Group AB*		233,500	808,225

Switzerland	2.2%
Accelleron Industries AG		16,400	1,264,875

United Kingdom	12.9%
Ashtead Technology Hldgs. PLC		247,100	1,032,498
Babcock International Group PLC		38,300	641,689
Cranswick PLC		18,700	1,248,935
Diploma PLC		12,500	892,135
Games Workshop Group PLC		7,200	1,836,150
Intermediate Capital Group PLC		20,900	578,631
IMI PLC*		20,000	670,710
Volution Group PLC		61,200	532,066
			7,432,814

See accompanying notes to the financial statements.

Oberweis Global Opportunities Fund
Schedule of Investments
December 31, 2025 (continued)

		Shares	Value
United States of America	52.6%
ACI Worldwide, Inc.*		10,400	$497,224
Alphatec Hldgs., Inc.*		42,600	896,304
Ambarella, Inc.*		10,200	722,568
Box, Inc.*		17,700	529,407
Carpenter Technology Corp.		3,600	1,133,424
Clean Harbors, Inc.*		4,200	984,816
Credo Technology Group Hldg. Ltd.*		16,100	2,316,629
DigitalOcean Hldgs., Inc.*		21,800	1,049,016
Encompass Health Corp.		5,100	541,314
Flowserve Corp.		17,700	1,228,026
Freshworks, Inc.*		57,600	705,600
GeneDx Hldgs. Corp.*		5,500	715,330
Genpact Ltd.		18,400	860,752
Halozyme Therapeutics, Inc.*		9,200	619,160
HealthEquity, Inc.*		7,700	705,397
ICU Medical, Inc.*		5,000	713,350
Impinj, Inc.*		3,700	643,837
LeMaitre Vascular, Inc.		9,500	770,450
Lumentum Hldgs., Inc.*		9,000	3,317,310
MACOM Technology Solutions Hldgs., Inc.*		5,300	907,784
Merit Medical Systems, Inc.*		8,700	766,818
Pegasystems, Inc.		11,000	656,920
Q2 Hldgs., Inc.*		11,300	815,408
Rambus, Inc.*		6,000	551,340
Rush Street Interactive, Inc.*		49,800	967,614
SharkNinja, Inc.*		17,100	1,913,490
SkyWest, Inc.*		8,700	873,567
The Vita Coco Co., Inc.*		19,500	1,033,695
Veracyte, Inc.*		23,000	968,300
Waystar Hldg. Corp.*		19,000	622,250
Zeta Global Hldgs. Corp.*		63,200	1,286,120
			30,313,220

Total Equities
(Cost: $39,546,034)			$52,048,772

Total Investments	90.4%
(Cost: $39,546,034)			$52,048,772

Other Assets In Excess of Liabilities	9.6%		5,499,650

Net Assets - 100%			$57,548,422

*	Non-income producing security during the period ended December 31, 2025

ADS - American depositary share

See accompanying notes to the financial statements.

Oberweis Global Opportunities Fund
Schedule of Investments
December 31, 2025 (continued)

SECTOR ALLOCATIONS (As a Percentage of Net Assets) (unaudited)

Communication Services	1.5%
Consumer Discretionary	18.5%
Consumer Staples	4.0%
Financials	5.6%
Healthcare	14.0%
Industrials	22.7%
Information Technology	24.1%

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund

Schedule of Investments a

December 31, 2025

		Shares	Value
Equities	98.7%

Automobile Components	0.3%
Minth Group Ltd.		38,000	$155,685

Banks	9.8%
BOC Hong Kong Hldgs. Ltd.		220,000	1,116,497
China Construction Bank Corp.		1,600,000	1,583,697
China Merchants Bank Co. Ltd.		170,000	1,156,492
HSBC Hldgs. PLC		77,200	1,210,170
			5,066,856

Beverages	1.8%
Nongfu Spring Co. Ltd.*		155,000	935,722

Biotechnology	1.3%
BeiGene Ltd.*		29,000	667,472

Broadline Retail	8.2%
Alibaba Group Hldg. Ltd.		230,000	4,223,022

Capital Markets	4.9%
China International Capital Corp. Ltd.		160,000	404,137
Futu Hldgs. Ltd. ADS		6,500	1,067,365
Hong Kong Exchanges & Clearing Ltd.		20,000	1,046,427
			2,517,929

Chemicals	1.3%
Ganfeng Lithium Group Co. Ltd.*		100,000	669,144

Construction & Engineering	2.0%
L&K Engineering Suzhou Co. Ltd.*		74,945	1,024,121

Electrical Equipment	6.2%
Contemporary Amperex Technology Co. Ltd.		23,500	1,235,681
Harbin Electric Co. Ltd.*		600,000	1,285,998
Sungrow Power Supply Co. Ltd.		28,000	685,323
			3,207,002

Electronic Equipment, Instruments & Components	6.5%
Delta Electronics, Inc.*		30,000	915,119
Elite Material Co. Ltd.		22,000	1,152,623
Gold Circuit Electronics Ltd.*		34,000	742,699
Yageo Corp.*		70,000	513,105
			3,323,546

Entertainment	2.4%
NetEase, Inc.		44,000	1,211,108

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund

Schedule of Investments a

December 31, 2025 (continued)

		Shares	Value
Hotels, Restaurants & Leisure	5.2%
Galaxy Entertainment Group Ltd.*		105,000	$517,736
H World Group Ltd.*		24,000	1,129,200
Trip.com Group Ltd.		14,500	1,039,671
			2,686,607

Independent Power and Renewable Electricity Producers	1.5%
Huaneng Power International, Inc.*		1,050,000	773,803

Insurance	5.1%
AIA Group Ltd.*		80,000	823,448
New China Life Insurance Co. Ltd.		115,000	805,780
Ping An Insurance Group Co of China Ltd.*		118,000	991,165
			2,620,393

Interactive Media & Services	9.9%
Baidu, Inc.*		53,000	871,597
Tencent Hldgs. Ltd.		55,000	4,220,894
			5,092,491

Life Sciences Tools & Services	1.2%
WuXi XDC Cayman, Inc.*		80,000	625,524

Machinery	1.0%
Guangxi Liugong Machinery Co. Ltd.*		70,000	118,862
Weichai Power Co. Ltd.*		170,000	412,559
			531,421

Metals & Mining	9.1%
China Hongqiao Group Ltd.		320,000	1,343,912
China Nonferrous Mining Corp. Ltd.*		370,000	701,972
Chuangxin Industries Hldgs. Ltd.*		250,000	665,579
Jiaxin International Resources Investment Ltd.*		40,000	240,020
Zijin Mining Group Co. Ltd.		380,000	1,739,806
			4,691,289

Oil, Gas & Consumable Fuels	2.4%
China Shenhua Energy Co. Ltd.		150,000	748,963
PetroChina Co. Ltd.*		450,000	485,057
			1,234,020

Passenger Airlines	2.1%
China Eastern Airlines Corp. Ltd.*		1,550,000	1,061,621

Pharmaceuticals	0.9%
Hansoh Pharmaceutical Group Co. Ltd.*		95,000	440,166

Real Estate Management & Development	4.0%
China Resources Mixc Lifestyle Services Ltd.		205,000	1,134,524
Hang Lung Properties Ltd.		850,000	941,229
			2,075,753

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund

Schedule of Investments a

December 31, 2025 (continued)

		Shares	Value
Semiconductors & Semiconductor Equipment	8.8%
ASE Technology Hldg. Co. Ltd.*		65,000	$512,520
Micron Technology, Inc.		4,500	1,284,345
Taiwan Semiconductor Manufacturing Co. Ltd.		33,000	1,622,190
Winbond Electronics Corp.*		420,000	1,104,975
			4,524,030

Technology Hardware, Storage & Peripherals	2.1%
Asia Vital Components Co. Ltd.		22,000	1,055,883

Textiles, Apparel & Luxury Goods	0.7%
Shenzhou International Group Hldgs. Ltd.*		45,000	354,594

Total Equities
(Cost: $39,629,435)			$50,769,202

Short-Term Investments	1.4%
Fidelity Investments Money Market Government Portfolio Class I 3.67%[b]		784,311	784,311

Total Short-Term Investments
(Cost: $784,311)			$784,311

Total Investments	100.1%
(Cost: $40,413,746)			$51,553,513

Liabilities In Excess of Other Assets	(0.1)%		(75,423)

Net Assets - 100%			$51,478,090

[a]	Certain securities were fair valued under the discretion of the Board of Trustees
[b]	Annualized seven-day effective yield as of December 31, 2025

*	Non-income producing security during the period ended December 31, 2025

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets) (unaudited)

China ( Includes the People's Republic of China, Taiwan and Hong Kong)	96.2%
USA	2.5%

See accompanying notes to the financial statements.

Oberweis International Opportunities Fund

Schedule of Investments

December 31, 2025

		Shares	Value
Equities	96.8%

Australia	5.6%
Charter Hall Group		333,600	$5,443,123
Genesis Minerals Ltd.*		1,756,900	8,500,184
Mineral Resources Ltd.*		122,300	4,438,221
NRW Hldgs. Ltd.*		1,183,000	4,065,699
			22,447,227

Austria	2.9%
Andritz AG*		52,900	4,125,162
DO & CO AG		21,000	5,108,708
UNIQA Insurance Group AG*		136,300	2,463,395
			11,697,265

Canada	15.3%
Aritzia, Inc.*		108,100	9,241,975
AtkinsRealis Group, Inc.		63,200	4,079,499
BRP, Inc.		52,100	3,683,743
CES Energy Solutions Corp.		744,300	6,653,476
Definity Financial Corp.		77,700	4,298,238
Enerflex Ltd.*		315,900	4,869,914
Extendicare, Inc.		176,000	2,737,578
First Majestic Silver Corp.*		119,600	1,995,366
Groupe Dynamite, Inc.		114,200	6,878,125
iA Financial Corp., Inc.		29,600	3,834,889
IAMGOLD Corp.*		202,800	3,346,510
New Gold, Inc.*		348,200	3,034,003
OceanaGold Corp.		110,800	3,140,114
TMX Group Ltd.		78,500	2,987,072
			60,780,502

Denmark	3.1%
ALK-Abello A/S*		172,200	6,162,520
NKT A/S*		50,300	6,281,263
			12,443,783

Finland	3.6%
Konecranes Oyj		72,700	7,961,227
Metso Corp.		375,068	6,526,025
			14,487,252

France	1.0%
Trigano SA*		19,700	4,058,538

Germany	6.7%
Auto1 Group SE*		110,200	3,494,217
CTS Eventim AG & Co.		86,051	7,877,484
DWS Group GmbH & Co KGaA		86,200	5,665,525
flatexDEGIRO AG*		133,300	5,710,955
Friedrich Vorwerk Group SE*		40,800	3,865,461
			26,613,642

Italy	3.7%
Brunello Cucinelli SpA		54,100	6,205,281
De' Longhi SpA		201,900	8,595,093
			14,800,374

See accompanying notes to the financial statements.

Oberweis International Opportunities Fund

Schedule of Investments

December 31, 2025 (continued)

		Shares	Value
Japan	25.1%
BayCurrent, Inc.		93,900	$3,893,441
Citizen Watch Co. Ltd.*		391,400	3,184,399
Dentsu Soken, Inc.		231,900	4,053,488
Dexerials Corp.*		111,500	1,877,575
Food & Life Cos. Ltd.		145,900	7,360,038
Furuno Electric Co. Ltd.*		77,900	3,955,362
Ibiden Co Ltd.*		91,600	3,956,378
INFRONEER Hldgs., Inc.*		349,300	4,772,969
Kinden Corp.*		157,100	6,814,580
M3, Inc.*		348,500	4,688,309
Mitsui E&S Co. Ltd.		274,500	9,799,525
Nissui Corp.*		564,500	4,117,181
Organo Corp.		67,800	5,613,371
Ryohin Keikaku Co. Ltd.		271,500	4,794,000
Simplex Hldgs., Inc.*		748,800	5,029,490
Sumitomo Pharma Co. Ltd.*		518,000	7,650,087
Systena Corp.		975,300	3,206,347
Taisei Corp.		81,300	7,704,876
Takasago Thermal Engineering Co. Ltd.		198,000	5,608,917
Tokyo Ohka Kogyo Co. Ltd.		52,700	1,953,372
			100,033,705

Netherlands	2.8%
Koninklijke Heijmans NV		62,600	4,973,275
SBM Offshore NV		219,100	6,308,556
			11,281,831

Norway	4.2%
Nordic Semiconductor ASA*		297,700	3,901,037
Pexip Hldg. ASA*		430,600	3,314,437
Storebrand ASA		549,648	9,393,899
			16,609,373

Spain	1.6%
Unicaja Banco SA		1,926,900	6,290,902

Sweden	3.0%
AddLife AB		126,100	2,167,472
Dynavox Group AB*		194,500	2,148,202
Mycronic AB		172,000	4,131,510
NOBA Bank Group AB*		258,700	3,310,146
			11,757,330

Switzerland	1.6%
Accelleron Industries AG		82,300	6,347,511

United Kingdom	16.6%
Airtel Africa PLC		1,227,100	5,874,996
Babcock International Group PLC		277,000	4,640,935
ConvaTec Group PLC		577,800	1,894,069
Cranswick PLC		67,700	4,521,546
Diploma PLC		78,800	5,624,019
Games Workshop Group PLC		42,950	10,953,147
Greencore Group PLC		1,017,400	3,483,213
Helios Towers PLC*		953,200	2,114,796
Hiscox Ltd.		105,200	2,017,787
IMI PLC		268,216	8,994,762
Intermediate Capital Group PLC		214,800	5,946,882
Molten Ventures PLC*		810,000	5,508,087
Morgan Sindall Group PLC*		65,400	4,099,070
			65,673,309

Total Equities
(Cost: $301,270,280)			$385,322,544

Short-Term Investments	2.8%
Fidelity Investments Money Market Government Portfolio Class I 3.67%[a]		11,511,523	11,511,523

Total Short-Term Investments
(Cost: $11,511,523)			$11,511,523

Total Investments	99.6%
(Cost: $312,781,803)			$396,834,067

Other Assets in Excess of Liabilities	0.4%		1,666,961
Net Assets - 100%			$398,501,028

[a]	Annualized seven-day effective yield as of December 31, 2025
*	Non-income producing security during the period ended December 31, 2025

See accompanying notes to the financial statements.

Oberweis International Opportunities Fund

Schedule of Investments

December 31, 2025 (continued)

SECTOR ALLOCATIONS (As a Percentage of Net Assets) (unaudited)

Communication Services	4.0%
Consumer Discretionary	16.4%
Consumer Staples	3.0%
Energy	5.4%
Financials	14.4%
Healthcare	6.3%
Industrials	29.4%
Information Technology	9.7%
Materials	6.7%
Real Estate	1.5%

See accompanying notes to the financial statements.

Oberweis Focused International Growth Fund
Schedule of Investments
December 31, 2025

		Shares	Value
Equities	91.3%

Australia	1.1%
Charter Hall Group		19,000	$310,010

Canada	3.7%
Aritzia, Inc.*		7,200	615,562
Shopify, Inc.*		2,600	418,522
			1,034,084

Finland	2.4%
Metso Oyj*		37,900	659,444

France	5.3%
Danone SA*		7,100	640,660
Societe Generale SA		10,200	823,768
			1,464,428

Germany	14.3%
Deutsche Telekom AG		13,800	449,214
E.ON SE		26,200	496,107
Heidelberg Materials AG		2,800	725,936
Münchener Rückversicherungs AG		1,000	658,101
Rheinmetall AG		200	364,887
SAP SE		300	72,892
Siemens AG*		1,300	364,108
Siemens Energy AG*		6,000	841,750
			3,972,995

Italy	3.4%
UniCredit SpA		11,300	935,962

Japan	22.7%
Food & Life Cos. Ltd.		9,400	474,190
Hitachi Ltd.		11,700	366,930
Kajima Corp.*		9,000	335,588
Mitsubishi UFJ Financial Group, Inc.		46,800	742,766
NEC Corp.		34,300	1,160,558
Sony Group Corp.		51,100	1,310,766
Sumitomo Electric Industries Ltd.*		23,500	946,516
Sumitomo Corp.*		12,500	432,656
Toyota Motor Corp.		24,300	521,893
			6,291,863

Netherlands	2.3%
ASML Hldg. NV		600	649,712

Spain	1.9%
Iberdrola SA		24,500	531,664

Sweden	1.4%
EQT AB		9,700	378,940

Switzerland	11.0%
ABB Ltd.*		5,900	434,934
Cie Financiere Richemont SA		3,200	690,083
Roche Hldg. AG		2,300	949,832
Zurich Insurance Group AG		1,300	983,714
			3,058,563

See accompanying notes to the financial statements.

Oberweis Focused International Growth Fund
Schedule of Investments
December 31, 2025 (continued)

		Shares	Value
United Kingdom	21.8%
AstraZeneca PLC		5,300	$985,133
Games Workshop Group PLC		1,300	331,527
HSBC Hldgs. PLC		48,100	761,016
NatWest Group PLC		111,900	983,103
Reckitt Benckiser Group PLC		13,800	1,116,425
Rolls-Royce Hldgs. PLC		64,300	996,698
Shell PLC		23,500	867,907
			6,041,809

Total Equities
(Cost: $22,652,099)			$25,329,474

Short-Term Investments	8.7%
Fidelity Investments Money Market Government Portfolio Class I 3.67%[a]		2,403,613	2,403,613

Total Short-Term Investments
(Cost: $2,403,613)			$2,403,613

Total Investments	100.0%
(Cost: $25,055,712)			$27,733,087

Other Assets in Excess of Liabilities	0.0%		4,459

Net Assets - 100%			$27,737,546

[a]	Annualized seven-day effective yield as of December 31, 2025

*	Non-income producing security during the period ended December 31, 2025

SECTOR ALLOCATIONS (As a Percentage of Net Assets) (unaudited)

Communication Services	1.6%
Consumer Discretionary	17.6%
Consumer Staples	6.3%
Energy	3.1%
Financials	22.6%
Healthcare	7.0%
Industrials	17.3%
Information Technology	8.3%
Materials	2.6%
Real Estate	1.1%
Utilities	3.8%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities

December 31, 2025

	Micro-Cap Fund	Small-Cap Opportunities Fund	Global Opportunities Fund
ASSETS
Investment securities at value[a]	$866,796,956	$1,763,329,466	$52,048,772
Cash	4,913,471	59,791,413	5,502,639
Receivable from fund shares sold	998,204	2,286,475	7,496
Dividends and interest receivable	107,918	199,294	79,598
Prepaid expenses	80,676	242,344	9,028
Total Assets	872,897,225	1,825,848,992	57,647,533
LIABILITIES
Payable for fund shares redeemed	1,670,772	883,635	105
Payable to advisor (see note 3)	747,593	1,201,559	42,443
Payable to distributor	80,135	83,643	8,087
Payable to custodian	48,007	87,022	13,375
Payable to auditor	18,665	18,660	23,453
Payable to transfer agent	153,264	304,962	9,370
Accrued expenses	26,713	53,321	2,278
Total Liabilities	2,745,149	2,632,802	99,111
NET ASSETS	$870,152,076	$1,823,216,190	$57,548,422

NET ASSETS
Investor Class	$372,906,821	$392,250,835	$37,182,013
Institutional Class	497,245,255	1,430,965,355	20,366,409
Total	$870,152,076	$1,823,216,190	$57,548,422

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	7,311,652	13,465,134	1,182,594
Institutional Class	9,494,747	47,783,305	629,050
Total	16,806,399	61,248,439	1,811,644

NET ASSET VALUE
Investor Class, offering price and redemption price	$51.00	$29.13	$31.44
Institutional Class, offering price and redemption price	$52.37	$29.95	$32.38

ANALYSIS OF NET ASSETS
Capital	$602,654,570	$1,461,297,618	$45,302,308
Accumulated earnings (losses)	267,497,506	361,918,572	12,246,114
Net assets	$870,152,076	$1,823,216,190	$57,548,422

[a] Investment securities at cost	$612,437,124	$1,350,978,541	$39,546,034

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities

December 31, 2025 (continued)

	China Opportunities Fund	International Opportunities Fund	Focused International Growth Fund
ASSETS
Investment securities at value[a]	$51,553,513	$396,834,067	$27,733,087
Cash	920	-	-
Foreign currency [b]	22	168,646	31,057
Receivable from securities sold	148,566	-	-
Receivable from fund shares sold	6,449	68,948	25,000
Dividends and interest receivable	44,430	2,229,305	51,931
Prepaid expenses	15,872	20,687	2,827
Total Assets	51,769,772	399,321,653	27,843,902
LIABILITIES
Payable for fund shares redeemed	45,399	283,480	-
Payable for securities purchased	129,976	78,633	64,111
Payable to advisor (see note 3)	43,657	310,281	7,921
Payable to distributor	9,433	24,947	-
Payable to custodian	22,129	43,609	8,195
Payable to auditor	23,459	23,470	21,950
Payable to transfer agent	15,018	41,613	3,391
Accrued expenses	2,611	14,592	788
Total Liabilities	291,682	820,625	106,356
NET ASSETS	$51,478,090	$398,501,028	$27,737,546

NET ASSETS
Investor Class	$44,461,217	$118,206,304	$-
Institutional Class	7,016,873	280,294,724	27,737,546
Total	$51,478,090	$398,501,028	$27,737,546

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	4,626,552	4,941,197	-
Institutional Class	717,412	24,366,413	2,127,180
Total	5,343,964	29,307,610	2,127,180

NET ASSET VALUE
Investor Class, offering price and redemption price	$9.61	$23.92	$-
Institutional Class, offering price and redemption price	$9.78	$11.50	$13.04

ANALYSIS OF NET ASSETS
Capital	$60,796,827	$461,824,581	$25,122,008
Accumulated earnings (losses)	(9,318,737)	(63,323,553)	2,615,538
Net assets	$51,478,090	$398,501,028	$27,737,546

[a] Investment securities at cost	$40,413,746	$312,781,803	$25,055,712
[b] Foreign currency at cost	$22	$168,628	$30,872

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Operations
Year Ended December 31, 2025

INVESTMENT INCOME	Micro-Cap Fund	Small-Cap Opportunities Fund
Dividends	$1,969,460	$4,975,617
Interest	904,243	1,408,766
Total investment income	2,873,703	6,384,383
EXPENSES
Investment advisory fees (see note 3)	4,445,140	6,184,712
Management fees (see note 3)	2,963,427	6,184,712
Distribution fees and shareholder services (see note 3)	812,866	929,177
Transfer agent fees and expenses	1,056,843	2,013,264
Custodian fees and expenses	41,079	98,427
Accounting services fees	203,827	405,875
Other	275,169	682,650
Total expenses before reimbursed expenses	9,798,351	16,498,817
Expense reimbursement (see note 3)	-	(109,880)
Total expenses	9,798,351	16,388,937
NET INVESTMENT INCOME (LOSS)	(6,924,648)	(10,004,554)

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	33,770,933	(19,835,620)
Change in net unrealized appreciation/depreciation on investments	82,858,578	224,086,294
Net realized /unrealized gains (losses) on investments	116,629,511	204,250,674
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$109,704,863	$194,246,120

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
 Statements of Operations
 Year Ended December 31, 2025 (continued)

INVESTMENT INCOME	Global Opportunities Fund	China Opportunities Fund
Dividends[a]	$394,000	928,695
Interest	103,263	21,258
Total investment income	497,263	949,953
EXPENSES
Investment advisory fees (see note 3)	259,693	460,825
Management fees (see note 3)	234,693	-
Distribution fees and shareholder services (see note 3)	88,952	99,476
Transfer agent fees and expenses	63,344	98,504
Custodian fees and expenses	31,506	61,101
Accounting services fees	32,939	32,941
Other	76,601	76,496
Total Expenses	787,728	829,343
NET INVESTMENT INCOME (LOSS)	(290,465)	120,610

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	7,603,934	8,515,436
Net realized foreign capital gains tax	(24,417)	-
Net realized gains (losses) on foreign currency transactions	10,753	4,630
Net realized gains (losses) on investments, foreign capital gains tax, and foreign currency transactions	7,590,270	8,520,066
Change in net deferred foreign capital gains taxes on unrealized appreciation/depreciation	46,826	-
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,594,974	6,184,063
Net realized /unrealized gains (losses) on investments, foreign capital gains tax, and foreign currencies	11,232,070	14,704,129
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,941,605	$14,824,739

a Dividends are net of foreign withholding tax of $23,349 and $44,165 for the Global Opportunities Fund and China Opportunities Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
 Statements of Operations
 Year Ended December 31, 2025 (continued)

INVESTMENT INCOME	International Opportunities Fund	Focused International Growth Fund
Dividends[a]	$7,253,670	$247,453
Interest	398,614	42,483
Total investment income	7,652,284	289,936
EXPENSES
Investment advisory fees (see note 3)	3,794,534	97,818
Distribution fees and shareholder services (see note 3)	281,450	-
Transfer agent fees and expenses	304,233	19,697
Custodian fees and expenses	130,187	28,547
Accounting services fees	120,949	21,446
Federal and state registration fees	41,590	19,257
Audit fees	23,161	21,775
Other	75,558	9,517
Total expenses before reimbursed expenses	4,771,662	218,057
Expense reimbursement (see note 3)	(316,237)	(102,007)
Total Expenses	4,455,425	116,050
NET INVESTMENT INCOME (LOSSES)	3,196,859	173,886

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	58,809,379	1,231,496
Net realized gains (losses) on foreign currency transactions	5,535	3,729
Net realized gains (losses) on investments and foreign currency transactions	58,814,914	1,235,225
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	38,313,148	1,978,764
Net realized /unrealized gains (losses) on investments and foreign currencies	97,128,062	3,213,989
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,324,921	$3,387,875

a Dividends are net of foreign withholding tax of $883,555 and $24,137 for the International Opportunities Fund and Focused International Growth Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income (loss)	$(6,924,648)	$(4,139,810)
Net realized gains (losses) on investment transactions	33,770,933	20,472,199
Change in net unrealized appreciation/depreciation on investments	82,858,578	91,508,291
Net increase (decrease) in net assets resulting from operations	109,704,863	107,840,680
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	(5,202,481)	(7,624,686)
Institutional Class	(6,758,985)	(8,442,445)
Net decrease in net assets from distributions	(11,961,466)	(16,067,131)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	131,147,626	116,578,390
Proceeds from reinvestment of distributions	4,906,002	7,149,968
Redemption of shares (see note 5)	(109,996,177)	(95,540,584)
Net increase (decrease) from investor class share transactions	26,057,451	28,187,774
Institutional Class
Proceeds from sale of shares	205,535,500	154,009,164
Proceeds from reinvestment of distributions	5,467,926	6,501,189
Redemption of shares (see note 5)	(122,465,760)	(78,347,761)
Net increase (decrease) from institutional class share transactions	88,537,666	82,162,592

Redemption fees (see note 5)	-	22,687

Net increase (decrease) in net assets resulting from capital share transactions	114,595,117	110,373,053
Total increase (decrease) in net assets	212,338,514	202,146,602
NET ASSETS
Beginning of year	657,813,562	455,666,960
End of year	$870,152,076	$657,813,562

TRANSACTIONS IN SHARES
Investor Class
Shares sold	2,802,082	2,793,303
Shares issued in reinvestment of distributions	95,410	157,211
Less shares redeemed	(2,428,290)	(2,388,764)
Net increase (decrease) from investor class share transactions	469,202	561,750
Institutional Class
Shares sold	4,416,474	3,631,322
Shares issued in reinvestment of distributions	103,559	139,600
Less shares redeemed	(2,595,123)	(1,917,340)
Net increase (decrease) from institutional class share transactions	1,924,910	1,853,582
Net increase (decrease) from capital share transactions	2,394,112	2,415,332

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income (loss)	$(10,004,554)	$(4,043,569)
Net realized gains (losses) on investment transactions	(19,835,620)	(4,691,063)
Change in net unrealized appreciation/depreciation on investments	224,086,294	129,093,535
Net increase (decrease) in net assets resulting from operations	194,246,120	120,358,903
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	-	(3,204,721)
Institutional Class	-	(7,709,674)
Net decrease in net assets from distributions	-	(10,914,395)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	154,997,518	194,054,835
Proceeds from reinvestment of distributions	-	3,078,454
Redemption of shares (see note 5)	(210,191,356)	(121,092,243)
Net increase (decrease) from investor class share transactions	(55,193,838)	76,041,046
Institutional Class
Proceeds from sale of shares	701,567,567	831,607,874
Proceeds from reinvestment of distributions	-	5,294,191
Redemption of shares (see note 5)	(426,000,696)	(131,136,847)
Net increase (decrease) from institutional class share transactions	275,566,871	705,765,218

Redemption fees (see note 5)	-	15,729

Net increase (decrease) in net assets resulting from capital share transactions	220,373,033	781,821,993
Total increase (decrease) in net assets	414,619,153	891,266,501
NET ASSETS
Beginning of year	1,408,597,037	517,330,536
End of year	$1,823,216,190	$1,408,597,037

TRANSACTIONS IN SHARES
Investor Class
Shares sold	6,002,705	7,808,822
Shares issued in reinvestment of distributions	-	119,320
Less shares redeemed	(8,474,800)	(4,948,662)
Net increase (decrease) from investor class share transactions	(2,472,095)	2,979,480
Institutional Class
Shares sold	26,409,254	33,083,141
Shares issued in reinvestment of distributions	-	200,083
Less shares redeemed	(16,982,535)	(5,125,513)
Net increase (decrease) from institutional class share transactions	9,426,719	28,157,711
Net increase (decrease) from capital share transactions	6,954,624	31,137,191

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Global Opportunities Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income (loss)	$(290,465)	$(335,386)
Net realized gains (losses) on investment and foreign currency transactions	7,590,270	7,155,073
Change in net unrealized appreciation/depreciation on investment and foreign currencies	3,641,800	(1,455,426)
Net increase (decrease) in net assets resulting from operations	10,941,605	5,364,261
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	(4,240,298)	-
Institutional Class	(2,281,571)	-
Net decrease in net assets from distributions	(6,521,869)	-
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	470,683	1,531,175
Proceeds from reinvestment of distributions	3,729,781	-
Redemption of shares (see note 5)	(4,179,531)	(4,469,340)
Net increase (decrease) from investor class share transactions	20,933	(2,938,165)
Institutional Class
Proceeds from sale of shares	2,960,594	7,571,222
Proceeds from reinvestment of distributions	1,843,289	-
Redemption of shares (see note 5)	(9,051,432)	(5,827,653)
Net increase (decrease) from institutional class share transactions	(4,247,549)	1,743,569

Net increase (decrease) in net assets resulting from capital share transactions	(4,226,616)	(1,194,596)
Total increase (decrease) in net assets	193,120	4,169,665
NET ASSETS
Beginning of year	57,355,302	53,185,637
End of year	$57,548,422	$57,355,302

TRANSACTIONS IN SHARES
Investor Class
Shares sold	15,234	51,588
Shares issued in reinvestment of distributions	117,919	-
Less shares redeemed	(133,070)	(154,678)
Net increase (decrease) from investor class share transactions	83	(103,090)
Institutional Class
Shares sold	99,694	243,820
Shares issued in reinvestment of distributions	56,595	-
Less shares redeemed	(261,398)	(195,386)
Net increase (decrease) from institutional class share transactions	(105,109)	48,434
Net increase (decrease) from capital share transactions	(105,026)	(54,656)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income (loss)	$120,610	$118,597
Net realized gains (losses) on investment and foreign currency transactions	8,520,066	2,608,251
Change in net unrealized appreciation/depreciation on investment and foreign currencies	6,184,063	218,040
Net increase (decrease) in net assets resulting from operations	14,824,739	2,944,888
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	(445,585)	(674,578)
Institutional Class	(84,384)	(124,056)
Net decrease in net assets from distributions	(529,969)	(798,634)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	8,723,773	2,189,384
Proceeds from reinvestment of distributions	414,849	632,345
Redemption of shares (see note 5)	(8,768,674)	(9,206,684)
Net increase (decrease) from investor class share transactions	369,948	(6,384,955)
Institutional Class
Proceeds from sale of shares	900,318	649,712
Proceeds from reinvestment of distributions	67,735	105,713
Redemption of shares (see note 5)	(1,002,202)	(4,958,205)
Net increase (decrease) from institutional class share transactions	(34,149)	(4,202,780)

Redemption fees (see note 5)	8,687	6,857

Net increase (decrease) in net assets resulting from capital share transactions	344,486	(10,580,878)
Total increase (decrease) in net assets	14,639,256	(8,434,624)
NET ASSETS
Beginning of year	36,838,834	45,273,458
End of year	$51,478,090	$36,838,834

TRANSACTIONS IN SHARES
Investor Class
Shares sold	1,013,471	307,378
Shares issued in reinvestment of distributions	42,945	91,644
Less shares redeemed	(1,042,081)	(1,335,627)
Net increase (decrease) from investor class share transactions	14,335	(936,605)
Institutional Class
Shares sold	109,426	91,831
Shares issued in reinvestment of distributions	6,891	15,059
Less shares redeemed	(118,352)	(719,304)
Net increase (decrease) from institutional class share transactions	(2,035)	(612,414)
Net increase (decrease) from capital share transactions	12,300	(1,549,019)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income (loss)	$3,196,859	$5,017,002
Net realized gains (losses) on investments and foreign currency transactions	58,814,914	32,669,808
Change in net unrealized appreciation/depreciation on investments and foreign currencies	38,313,148	(11,760,858)
Net increase (decrease) in net assets resulting from operations	100,324,921	25,925,952
FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	(1,283,689)	(1,180,390)
Institutional Class	(3,060,106)	(7,826,547)
Net decrease in net assets from distributions	(4,343,795)	(9,006,937)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	21,200,749	9,050,909
Proceeds from reinvestment of distributions	1,197,603	1,076,968
Redemption of shares (see note 5)	(25,838,242)	(38,278,036)
Net increase (decrease) from investor class share transactions	(3,439,890)	(28,150,159)
Institutional Class
Proceeds from sale of shares	12,392,690	35,484,679
Proceeds from reinvestment of distributions	2,810,146	7,219,275
Redemption of shares (see note 5)	(50,774,932)	(83,715,839)
Net increase (decrease) from institutional class share transactions	(35,572,096)	(41,011,885)

Redemption fees (see note 5)	4,326	250,136

Net increase (decrease) in net assets resulting from capital share transactions	(39,007,660)	(68,911,908)
Total increase (decrease) in net assets	56,973,466	(51,992,893)
NET ASSETS
Beginning of year	341,527,562	393,520,455
End of year	$398,501,028	$341,527,562

TRANSACTIONS IN SHARES
Investor Class
Shares sold	1,051,519	485,883
Shares issued in reinvestment of distributions	49,879	57,654
Less shares redeemed	(1,201,851)	(2,085,671)
Net increase (decrease) from investor class share transactions	(100,453)	(1,542,134)
Institutional Class
Shares sold	1,199,011	3,907,034
Shares issued in reinvestment of distributions	243,303	805,723
Less shares redeemed	(5,058,612)	(9,549,318)
Net increase (decrease) from investor class share transactions	(3,616,298)	(4,836,561)
Net increase (decrease) from capital share transactions	(3,716,751)	(6,378,695)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Focused International Growth Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income (loss)	$173,886	$103,978
Net realized gains (losses) on investments and foreign currency transactions	1,235,225	325,731
Change in net unrealized appreciation/depreciation on investments and foreign currencies	1,978,764	294,116
Net increase (decrease) in net assets resulting from operations	3,387,875	723,825
FROM DISTRIBUTIONS
Distributions to shareholders	(201,477)	(105,004)
Net decrease in net assets from distributions	(201,477)	(105,004)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	18,419,778	1,614,633
Proceeds from reinvestment of distributions	145,566	67,404
Redemption of shares (see note 5)	(1,699,448)	(647,692)
Redemption fees (see note 5)	140	-
Net increase (decrease) from capital share transactions	16,866,036	1,034,345
Total increase (decrease) in net assets	20,052,434	1,653,166
NET ASSETS
Beginning of year	7,685,112	6,031,946
End of year	$27,737,546	$7,685,112

TRANSACTIONS IN SHARES
Shares sold	1,454,267	164,274
Shares issued in reinvestment of distributions	11,137	6,892
Less shares redeemed	(132,846)	(64,696)
Net increase (decrease) from capital share transactions	1,332,558	106,470

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2025

1. Description of Organization

Description of business. The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund and the Oberweis Focused International Growth Fund (collectively, ‘‘the Funds’’) are each a series of the Trust. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund and the Oberweis Focused International Growth Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair value measurements. In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Funds utilize the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

-Level 1— Quoted prices in active markets for identical securities.

-Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

-Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2025 (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2025:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$866,796,956	$1,763,329,466

Total Level 1	866,796,956	1,763,329,466
Level 2	-	-
Level 3	-	-
Total Investments	$866,796,956	$1,763,329,466

	Global Opportunities Fund	China Opportunities Fund	International Opportunities Fund
Level 1 - Equities
Total Asia	$6,894,107	$4,386,509	$100,033,705
Total Australia	-	-	22,447,227
Total Europe	12,124,465	-	202,061,110
Total North America	33,030,200	-	60,780,502

Total Short-Term Investments	-	784,311	11,511,523
Total Level 1	52,048,772	5,170,820	396,834,067
Level 2 – Equites
Total Asia	-	46,382,693	-
Total Level 2	-	46,382,693	-

Level 3	-	-	-
Total Investments	$52,048,772	$51,553,513	$396,834,067

Focused International Growth Fund
Level 1 - Equities
Total Asia	$6,291,863
Total Australia	310,010
Total Europe	17,693,517
Total North America	1,034,084

Total Short-Term Investments	2,403,613
Total Level 1	27,733,087
Level 2	-
Level 3	-
Total Investments	$27,733,087

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2025 (continued)

The Funds’ assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign currency transactions. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks associated with foreign securities and currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Fund Foreign Taxation. The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Fund expense allocations. The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

Federal income taxes and dividends to shareholders. It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2025. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

Dividends and Distributions to Shareholders. The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

As of December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or penalties.

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2025 (continued)

For the year ended December 31, 2025, permanent book and tax differences resulting primarily from differing treatments for net operating losses and foreign currency transactions and utilizing earnings and profits on redemption of shares as part of the dividends paid deduction were identified and reclassified among the components of the Funds’ net assets.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, permanent differences between book and tax accounting have been reclassified to Capital and Accumulated Earnings (Losses) as follows:

	Increases/(Decreases)
		Accumulated
	Capital	Earnings (Losses)
Micro-Cap Fund	$(6,208,605)	$6,208,605
Small-Cap Opportunities Fund	(10,126,486)	10,126,486
Global Opportunities Fund	635,426	(635,426)
China Opportunities Fund	(37,902)	37,902
International Opportunities Fund	-	-
Focused International Growth Fund	(24,305)*	24,305	*

*	During the year ended December 31, 2025, the Fund declared cash distributions to shareholders. A portion of these distributions represented a return of capital and was not derived from net investment income or realized capital gains.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

	Distributions		Distributions
	Paid from	Return of	Paid from	Total
	Ordinary	Capital	Net Long-Term	Distributions
	Income	Distributions	Capital Gains	Paid
Micro-Cap Fund	$-	$-	$11,961,466	$11,961,466
Small-Cap Opportunities Fund	-	-	-	-
Global Opportunities Fund	-	-	6,521,869	6,521,869
China Opportunities Fund	529,969	-	-	529,969
International Opportunities Fund	4,343,795	-	-	4,343,795
Focused International Growth Fund	177,172	24,305	-	201,477

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	Distributions	Distributions
	Paid from	Paid from	Total
	Ordinary	Net Long-Term	Distributions
	Income	Capital Gains	Paid
Micro-Cap Fund	$-	$16,067,131	$16,067,131
Small-Cap Opportunities Fund	-	10,914,395	10,914,395
Global Opportunities Fund	-	-	-
China Opportunities Fund	798,634	-	798,634
International Opportunities Fund	9,006,937	-	9,006,937
Focused International Growth Fund	105,004	-	105,004

As of December 31, 2025, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent  provided by treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Micro-Cap Fund	$-	$-	$-
Small-Cap Opportunities Fund	48,216,384	-	48,216,384
Global Opportunities Fund	-	-	-
China Opportunities Fund	19,910,837	-	19,910,837
International Opportunities Fund	144,544,733	-	144,544,733
Focused International Growth Fund	41,716	-	41,716

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

During the year ended December 31, 2025, the funds utilized the following amounts of capital loss carryover.

	Short-Term	Long-Term
Micro-Cap Fund	$-	$-
Small-Cap Opportunities Fund	-	-
Global Opportunities Fund	401,637	-
China Opportunities Fund	8,397,060	-
International Opportunities Fund	56,206,778	-
Focused International Growth Fund	1,217,487	-

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2025 (continued)

As of December 31, 2025 the cost of investments for federal income tax purposes are as follows:

	Cost of
	Investments	Gross	Gross
	for Federal	Unrealized	Unrealized	Unrealized
	Tax Purposes	Appreciation	(Depreciation)	Appreciation
Micro-Cap Fund	$612,737,224	$285,980,340	$(31,920,608)	$254,059,732
Small-Cap Opportunities Fund	1,353,194,510	470,894,363	(60,759,407)	410,134,956
Global Opportunities Fund	39,780,744	14,015,363	(1,747,335)	12,268,028
China Opportunities Fund	41,244,623	11,211,523	(902,633)	10,308,890
International Opportunities Fund	316,578,687	85,493,245	(5,237,865)	80,255,380
Focused International Growth Fund	25,078,420	2,851,743	(197,076)	2,654,667

As of December 31, 2025 the components of accumulated earnings (deficit) on a tax basis were as follows:

					Unrealized Appreciation / (Depreciation)	Total
	Undistributed	Undistributed	Accumulated	Unrealized	translations	Accumulated
	ordinary	long-term	capital	Appreciation	and India sales	Earnings
	income	capital gains	and other losses	on investments	tax	(Losses)
Micro-Cap Fund	$-	$13,437,774	$-	$254,059,732	$-	$267,497,506
Small-Cap Opportunities Fund	-	-	(48,216,384)	410,134,956	-	361,918,572
Global Opportunities Fund	-	-	-	12,268,028	(21,914)	12,246,114
China Opportunities Fund	283,234	-	(19,910,837)	10,308,890	(24)	(9,318,737)
International Opportunities Fund	877,813	-	(144,544,733)	80,255,380	87,987	(63,323,553)
Focused International Growth Fund	-	-	(41,716)	2,654,667	2,587	2,615,538

Accumulated capital and other losses consists of timing differences related to passive foreign investment companies (“PFIC”)s and wash sales.

On December 22, 2023, the Oberweis International Opportunities Institutional Fund merged into the Oberweis International Opportunities Fund. As a result of an ownership shift due to the merger, a portion of the Oberweis International Opportunities Fund’s capital loss carryover balance prior to the merger may be subject to an annual limitation in future years under IRC Section 382.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of December 31, 2025, open Federal tax years include the tax years ended 2022 through 2025. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Funds’ investment advisor and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Small-Cap Opportunities Funds and Global Opportunities Fund and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. The Global Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. For investment advisory and management services, the China Opportunities Fund, the International Opportunities Fund and the Focused International Growth Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00%, 1.00% and .80% of average daily net assets, respectively. For the year ended December 31, 2025, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund incurred investment advisory fees totaling $4,445,140, $6,184,712 and $259,693, respectively. For the year ended December 31, 2025, the China Opportunities Fund, the International Opportunities Fund and the Focused International Growth Fund incurred investment advisory fees totaling $460,825, $3,794,534 and $97,818, respectively.

Management agreement. For management services and facilities furnished, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund, each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2025, the Micro-Cap Fund, Small-Cap Opportunities Fund, and Global Opportunities Fund incurred management fees totaling $2,963,427, $6,184,712, and $234,693, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and Global Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, China Opportunities Fund, and International Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.25%, 1.80%, and 1.35% expressed as a percentage of the Fund’s average daily net assets, respectively.

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2025 (continued)

The China Opportunities Fund expense limit was 2.24% for the period from January 2025 till September 29, 2025 and it was changed to 1.80% for the period from September 30, 2025 till December 2025.

OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and the Global Opportunities Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse the Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Focused International Growth Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.00%, 1.55%, 1.10% and 0.81% expressed as a percentage of the Funds’ average daily net assets, respectively.

The China Opportunities Fund expense limit was 1.99% for the period from January 2025 till September 29, 2025 and it was changed to 1.55% for the period from September 30, 2025 till December 2025. The Focused International Growth Fund expense limit was .95% for the period January 2025 till December 30, 2025 and it was changed to .81% starting December 31, 2025.

For the year ended December 31, 2025 OAM reimbursed the Small-Cap Opportunities Fund, the International Opportunities Fund and the Focused International Growth Fund in the amount of $109,880, $316,237, and $102,007, respectively.

During the term of the contract, the adviser may recoup the amount of any expenses reimbursed from the International Opportunities Fund, the China Opportunities Fund, and the Focused International Growth Fund under the term of the contract within three years from the date on which reimbursement occurred if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the recoupment or at the time of reimbursement, whichever is lower.

For the year ended December 31, 2025, the amounts of fee reductions and expense reimbursements subject to recovery by the Adviser from the International Opportunities Fund, the China Opportunities Fund, and the Focused International Growth Fund are $912,904, $0, and $263,216, respectively. The portions of these amounts that the Adviser may recover expire no later than the following dates:

	December 31,
Oberweis Funds	2026	2027	2028
International Opportunities Fund	$257,922	$338,745	$316,237
Focused International Growth Fund	62,009	99,200	102,007

Officers and trustees. Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the year ended December 31, 2025, the Trust made no direct payments to its officers and paid $159,000 to its unaffiliated trustees.

Distribution and shareholder service agreement. The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets of Investor Class Shares as compensation for services. For the year ended December 31, 2025, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, and International Opportunities Fund incurred distribution fees totaling $812,866, $929,177, $88,952, $99,476, and $281,450, respectively.

Affiliated Commissions. For the year ended December 31, 2025, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Focused International Growth Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI. The Board of trustees has removed the procedure and the Funds no longer have the option to use related parties for trading.

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2025 (continued)

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2025, other than money market investments, aggregated $403,564,417 and $293,645,070, respectively, for the Micro-Cap Fund, $1,056,339,139 and $883,108,120, respectively, for the Small-Cap Opportunities Fund, $47,842,916 and $62,887,737, respectively, for the Global Opportunities Fund, $57,580,654 and $58,623,482, respectively, for the China Opportunities Fund, $460,255,399,and $507,477,336, respectively, for the International Opportunities Fund, $26,386,356 and $11,688,793, respectively for the Focused International Growth Fund. The China Opportunities Fund, International Opportunities Fund, and Focused International Growth Fund did hold a money market fund that held government securities during the year ended December 31, 2025.

Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during years when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds did not write covered call options during the year ended December 31, 2025.

5. Redemption fee

The Funds are designed for long-term investors. To discourage market timers and short-term and excessive trading, redemptions of the shares of China Opportunities Fund, International Opportunities Fund and Focused International Growth Fund within 90 days of purchase will be subject to a 2.00% redemption fee. The redemption fee is deducted from the redemption proceeds and is retained by the Fund. The redemption fee also applies to exchanges within 90 days of purchase.

Oberweis Micro-Cap Fund, Oberweis Small-Cap Opportunities Fund and Oberweis Global Opportunities Funds were subject to 1% redemption fees for the period January 01, 2024 through February 14, 2024.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2025, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Focused International Growth Fund did not receive any earnings credits. During the year ended December 31, 2025, the Micro-Cap Fund, Small Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Focused International Growth Fund incurred interest charges of $6,506, $28,702, $1,274, $1,544, $1,753 and $661 respectively, which is included in custodian fees and expenses in the Statements of Operations.

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2025 (continued)

7. Segment Information

The FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to Oberweis Asset Management, Inc., the Funds’ president, which is the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. Each Fund has determined that it will operate as an operating segment, as the CODM reviews each Fund’s financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources and evaluating financial performance.

8. Recent Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The adoption of this standard affected only the financial statements disclosures and had no impact on the Funds’ financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when significant income taxes are paid. As of December 31, 2025, Management determined that the income taxes paid by the Funds were not material.

9. Subsequent events

Management has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require recognition or disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each year is as follows:

Investor Class				Micro-Cap Fund

				Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$45.08	$37.61	$31.64	$35.88	$29.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss [a]	(.50)	(.38)	(.29)	(.32)	(.43)
Net realized and unrealized gains (losses) on investments	7.14	8.99	6.23	(3.52)	15.93
Total from investment operations	6.64	8.61	5.94	(3.84)	15.50
Redemption fees [a]	-	-	.03	.03	.02
Less distributions:
Distribution from net realized gains on investments	(.72)	(1.14)	-	(.43)	(8.74)
Net asset value at end of year	$51.00	$45.08	$37.61	$31.64	$35.88
Total return (%)	14.71	22.87	18.87	(10.60)	53.38
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$372,907	$308,437	$236,230	$96,281	$87,603
Ratio of gross expenses to average net assets (%)	1.46	1.47	1.53	1.53	1.48
Ratio of net expenses to average net assets (%)[b]	1.46	1.47	1.53	1.52	1.48
Ratio of net investment loss to average net assets (%)	(1.07)	(.90)	(.82)	(1.02)	(1.08)
Portfolio turnover rate (%)	41	51	58	61	81

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Institutional Class				Micro-Cap Fund

				Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$46.15	$38.39	$32.21	$36.43	$29.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.39)	(.28)	(.21)	(.24)	(.33)
Net realized and unrealized gains (losses) on investments	7.33	9.18	6.36	(3.58)	16.12
Total from investment operations	6.94	8.90	6.15	(3.82)	15.79
Redemption fees[a]	-	-	.03	.03	.02
Less distributions:
Distribution from net realized gains on investments	(.72)	(1.14)	-	(.43)	(8.74)
Net asset value at end of year	$52.37	$46.15	$38.39	$32.21	$36.43
Total return (%)	15.02	23.16	19.19	(10.39)	53.90
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$497,245	$349,376	$219,437	$72,507	$50,015
Ratio of gross expenses to average net assets (%)	1.21	1.22	1.28	1.28	1.23
Ratio of net expenses to average net assets (%)[b]	1.21	1.22	1.28	1.27	1.23
Ratio of net investment loss to average net assets (%)	(.82)	(.66)	(.59)	(.76)	(.85)
Portfolio turnover rate (%)	41	51	58	61	81

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Investor Class				Small-Cap Opportunities Fund

				Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$25.49	$22.12	$19.10	$21.54	$18.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.22)	(.14)	(.08)	(.16)	(.28)
Net realized and unrealized gains (losses) on investments	3.86	3.71	3.09	(2.26)	8.23
Total from investment operations	3.64	3.57	3.01	(2.42)	7.95
Redemption fees[a]	-	-	.01	.01	.01
Less distributions:
Distribution from net realized gains on investments	-	(.20)	-	(.03)	(4.71)
Net asset value at end of year	$29.13	$25.49	$22.12	$19.10	$21.54
Total return (%)	14.28	16.14	15.81	(11.17)	43.57
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$392,251	$406,170	$286,616	$94,110	$16,322
Ratio of gross expenses to average net assets (%)	1.26	1.26	1.32	1.45	1.59
Ratio of net expenses to average net assets (%)[b]	1.25	1.25	1.25	1.25	1.55
Ratio of net investment loss to average net assets (%)	(.83)	(.55)	(.38)	(.82)	(1.22)
Portfolio turnover rate (%)	58	61	71	45	106

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Institutional Class				Small-Cap Opportunities Fund

				Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$26.13	$22.62	$19.49	$21.92	$18.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.16)	(.08)	(.03)	(.11)	(.23)
Net realized and unrealized gains (losses) on investments	3.98	3.79	3.15	(2.30)	8.34
Total from investment operations	3.82	3.71	3.12	(2.41)	8.11
Redemption fees[a]	-	-	.01	.01	.01
Less distributions:
Distribution from net realized gains on investments	-	(.20)	-	(.03)	(4.71)
Net asset value at end of year	$29.95	$26.13	$22.62	$19.49	$21.92
Total return (%)	14.62	16.40	16.06	(10.93)	43.92
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$1,430,965	$1,002,427	$230,715	$62,776	$12,727
Ratio of gross expenses to average net assets (%)	1.01	1.01	1.07	1.20	1.34
Ratio of net expenses to average net assets (%)[b]	1.00	1.00	1.00	1.00	1.30
Ratio of net investment loss to average net assets (%)	(.59)	(.30)	(.15)	(.59)	(.97)
Portfolio turnover rate (%)	58	61	71	45	106

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Investor Class				Global Opportunities Fund

				Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$29.65	$26.78	$25.17	$35.29	$36.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.19)	(.20)	(.18)	(.19)	(.37)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	5.96	3.07	1.79	(9.27)	7.99
Total from investment operations	5.77	2.87	1.61	(9.46)	7.62
Redemption fees[a]	-	-	-	-	.01
Less distributions:
Distribution from net realized gains on investments	(3.98)	-	-	(.66)	(8.85)
Net asset value at end of year	$31.44	$29.65	$26.78	$25.17	$35.29
Total return (%)	19.38	10.72	6.40	(26.80)	20.92
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$37,182	$35,066	$34,431	$34,968	$53,342
Ratio of gross expenses to average net assets (%)	1.44	1.48	1.51	1.52	1.38
Ratio of net expenses to average net assets (%)[b]	1.44	1.48	1.50	1.51	1.38
Ratio of net investment loss to average net assets (%)	(.59)	(.70)	(.67)	(.73)	(.86)
Portfolio turnover rate (%)	85	103	95	73	111

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Institutional Class				Global Opportunities Fund

				Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$30.36	$27.35	$25.64	$35.84	$36.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.11)	(.13)	(.12)	(.12)	(.26)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	6.11	3.14	1.83	(9.42)	8.07
Total from investment operations	6.00	3.01	1.71	(9.54)	7.81
Redemption fees[a]	-	-	-	-	.01
Less distributions:
Distribution from net realized gains on investments	(3.98)	-	-	(.66)	(8.85)
Net asset value at end of year	$32.38	$30.36	$27.35	$25.64	$35.84
Total return (%)	19.68	11.01	6.67	(26.61)	21.23
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$20,366	$22,289	$18,754	$16,837	$23,518
Ratio of gross expenses to average net assets (%)	1.19	1.23	1.25	1.28	1.14
Ratio of net expenses to average net assets (%)[b]	1.19	1.23	1.25	1.27	1.13
Ratio of net investment loss to average net assets (%)	(.35)	(.43)	(.44)	(.44)	(.61)
Portfolio turnover rate (%)	85	103	95	73	111

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Investor Class				China Opportunities Fund

				Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$6.89	$6.56	$7.14	$11.51	$17.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.02	.01	(.03)	(.08)	(.11)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	2.80	.47	(.53)	(4.20)	(.88)
Total from investment operations	2.82	.48	(.56)	(4.28)	(.99)
Redemption fees [a]	-	-	.01	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-	-	-	(.09)	(4.79)
Dividends from net investment income	(.10)	(.15)	(.03)	-	-
Total dividends and distributions	(.10)	(.15)	(.03)	(.09)	(4.79)
Net asset value at end of year	$9.61	$6.89	$6.56	$7.14	$11.51
Total return (%)	40.88	7.29	(7.70)	(37.23)	(5.41)
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$44,461	$31,794	$36,390	$45,803	$81,018
Ratio of gross expenses to average net assets (%)	1.83	2.16	2.16	2.05	1.87
Ratio of net expenses to average net assets (%)[b]	1.83	2.16	2.15	2.03	1.87
Ratio of net investment gains (losses) to average net assets (%)	.25	.16	(.39)	(.97)	(.63)
Portfolio turnover rate (%)	127	155	189	254	241

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Institutional Class				China Opportunities Fund

				Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.01	$6.67	$7.27	$11.67	$17.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.03	.06	(.01)	(.05)	(.07)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	2.86	.45	(.55)	(4.26)	(.89)
Total from investment operations	2.89	.51	(.56)	(4.31)	(.96)
Redemption fees [a]	-	-	.01	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-	-	-	(.09)	(4.79)
Dividends from net investment income	(.12)	(.17)	(.05)	-	-
Total dividends and distributions	(.12)	(.17)	(.05)	(.09)	(4.79)
Net asset value at end of year	$9.78	$7.01	$6.67	$7.27	$11.67
Total return (%)	41.20	7.61	(7.58)	(36.97)	(5.23)
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$7,017	$5,045	$8,883	$10,513	$15,247
Ratio of gross expenses to average net assets (%)	1.58	1.92	1.90	1.80	1.62
Ratio of net expenses to average net assets (%)[b]	1.58	1.92	1.90	1.78	1.62
Ratio of net investment gains (losses) to average net assets (%)	.34	.87	(.10)	(.62)	(.38)
Portfolio turnover rate (%)	127	155	189	254	241

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Investor Class				International Opportunities Fund

				Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$18.50	$17.42	$16.68	$26.50	$31.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.15	.24	.11	.11	(.26)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	5.53	1.07	.70	(9.93)	.72
Total from investment operations	5.68	1.31	.81	(9.82)	.46
Redemption fees [a]	-	.01	-	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-	-	-	-	(5.48)
Dividends from net investment income	(.26)	(.24)	(.07)	-	-
Total dividends and distributions	(.26)	(.24)	(.07)	-	(5.48)
Net asset value at end of year	$23.92	$18.50	$17.42	$16.68	$26.50
Total return (%)	30.71	7.54	4.89	(37.06)	1.52
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$118,206	$93,256	$114,698	$144,970	$310,356
Ratio of gross expenses to average net assets (%)	1.43	1.45	1.92	1.87	1.77
Ratio of net expenses to average net assets (%)[b]	1.35	1.35	1.59	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)	.68	1.27	.66	.60	(.79)
Portfolio turnover rate (%)	125	99	103	74	93

Notes:

[a]	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class		International Opportunities Fund

	Years Ended December 31,		Period Ended December 31,
	2025	2024	2023[c]
Net asset value at beginning of period	$8.87	$8.50	$8.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) [a]	.10	.13	-
Net realized and unrealized gains on investments and translation of assets and liabilities denominated in foreign currency	2.66	.52	.07
Total from investment operations	2.76	.65	.07
Redemption fees [a]	-	.01	-
Less dividends and distributions:
Dividends from net realized gains on investments and foreign currency transactions	-	-	-
Dividends from net investment income	(.13)	(.29)	-
Total dividends and distributions	(.13)	(.29)	-
Net asset value at end of period	$11.50	$8.87	$8.50
Total return (%)	31.07	7.70	.83 [d]
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$280,295	$248,272	$278,822
Ratio of gross expenses to average net assets (%)	1.18	1.20	1.10	[e]
Ratio of net expenses to average net assets (%)[b]	1.10	1.10	1.09	[e]
Ratio of net investment income to average net assets (%)	.91	1.46	.28	[e]
Portfolio turnover rate (%)	125	99	103

Notes:

[a]	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	For the period from December 23, 2023 (commencement of operations) through December 31, 2023.
[d]	Not annualized
[e]	Annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class			Focused International Growth Fund

	Years Ended December 31,
	2025	2024	2023	Period Ended December 31, 2022[a]
Net asset value at beginning of period	$9.67	$8.77	$7.63	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[b]	.17	.15	.12	.07
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	3.30	.89	1.15	(2.34)
Total from investment operations	3.47	1.04	1.27	(2.27)
Redemption fees [b]	-	-	-	-
Less dividends and distributions:
Dividends from net investment income	(.10)	(.14)	(.13)	(.10)
Total dividends and distributions	(.10)	(.14)	(.13)	(.10)
Net asset value at end of period	$13.04	$9.67	$8.77	$7.63
Total return (%)	35.83	11.79	16.60	(22.75)[e]
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$27,738	$7,685	$6,032	$5,077
Ratio of gross expenses to average net assets (%)	1.78	2.37	2.51	1.97 [d]
Ratio of net expenses to average net assets (%)[c]	.95	.95	.95	.95 [d]
Ratio of net investment income to average net assets (%)	1.42	1.49	1.47	1.18 [d]
Portfolio turnover rate (%)	101	66	88	54 [e]

Notes:

[a]	For the period from April 1, 2022 (commencement of operations) through December 31, 2022.
[b]	The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.
[c]	The ratios in this row reflect the impact, if any, of expense offset arrangements.
[d]	Annualized.
[e]	Not Annualized

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

No changes or disagreements to disclose during the period covered by the report.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

No matters were submitted during the period covered by the report to a vote of shareholders.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Remuneration disclosed in the Notes to Financial Statements section in Item 7.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Investment Advisory Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management, Inc. (“OAM”) with respect to the Micro-Cap Fund, the Global Opportunities Fund and the Small-Cap Opportunities Fund and the Investment Advisory and Management Agreements between the Trust and OAM with respect to the International Opportunities Fund, the China Opportunities Fund and the Focused International Growth Fund (collectively, the “Advisory Agreements”) (the above-noted funds of the Trust are collectively referred to as the “Funds”), and the Investment Sub-Advisory Agreement between OAM and Oberweis Asset Management (Hong Kong) Limited (“OAMHK”), a wholly owned subsidiary of OAM, with respect to the China Opportunities Fund (the “Sub-Advisory Agreement” and together with the Advisory Agreements, the “Agreements”) were last approved by the Board of Trustees of the Trust (the “Board”), including all of the trustees who are not parties to the Agreements or interested persons of any such party (the “Independent Trustees”), at a meeting on August 20, 2025. The Board, including a majority of the Independent Trustees, determined that the continuation of the applicable Agreements was in the best interests of each of the Funds.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of the services provided (i) to the Funds by OAM pursuant to the Advisory Agreements and (ii) to the China Opportunities Fund by OAMHK pursuant to the Sub-Advisory Agreement, the Board considered the background and experience of OAM and OAMHK, the functions performed by OAM and OAMHK and the personnel providing such services, the management capabilities of OAM and OAMHK, the information contained in OAM’s and OAMHK’s Forms ADV, OAM’s financial condition and the compliance reports provided to the Board, and the culture of compliance created by OAM and OAMHK, including the competency of the Chief Compliance Officer of the Trust, OAM and OAMHK. The Board also considered the experience, academic background, long tenure, structure, size, low turnover and geographic locations of the portfolio management/strategy investment teams and their respective roles, the investment process with respect to the types of investments held by the Funds, as well as the honesty and integrity of OAM and OAMHK. The Board noted that, in its experience, OAM and OAMHK personnel are open and forthright with the Board. In addition, the Board considered that OAM and OAMHK are research-oriented firms that conduct extensive research in connection with managing the Funds, and also considered the risks borne by OAM in managing the Funds, including among others, entrepreneurial, litigation and compliance risks, as well as the competitive pressure on active investment management.

The Board reviewed the investment performance of each Fund as compared to a peer universe of funds provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data (the “Performance Universe Average”), and as compared to the performance of the Fund’s performance benchmark index. With respect to Fund performance, the Board considered each Fund’s performance over the one-, three-, five- and 10-year periods ended June 30, 2025, as applicable, including any periods of outperformance or underperformance as compared to the performance of the relevant market benchmark index and the Fund’s Performance Universe Average. The Board noted that (i) the Micro-Cap Fund outperformed its performance benchmark index and Performance Universe Average for the one-year, three-year, five-year and 10-year periods reviewed and that the Micro-Cap Fund (Institutional Class) had the best overall 10-year performance in its peer group of 684 funds (Investor Class was second of 684), (ii) the Small Cap Opportunities Fund outperformed its performance benchmark index and Performance Universe Average for the three-year, five-year and 10-year periods reviewed and that the Small Cap Opportunities Fund (Institutional Class) had the best overall five-year performance in its peer group of 529 funds (Investor Class was second of 529), (iii) the Global Opportunities Fund outperformed its performance benchmark index and Performance Universe Average for the one-year and three-year periods reviewed, (iv) the China Opportunities Fund underperformed its performance benchmark index and Performance Universe Average for all periods reviewed except for the three-year period with respect to the Performance Universe Average and for the 10-year period with respect to the performance benchmark index and Performance Universe Average, (v) the International Opportunities Fund outperformed its performance benchmark index and Performance Universe Average for the one-year period, performed in line with the performance benchmark index and Performance Universe Average for the three-year period and outperformed its Performance Universe Average for the 10-year period, and (vi) the Focused International Growth Fund outperformed its performance benchmark index and Performance Universe Average for all periods reviewed (the Fund’s inception was April 1, 2022). In light of the information provided and the considerations made, the Board concluded that the nature, quality and extent of the services provided to each Fund by OAM and to the China Opportunities Fund by OAMHK have been and are expected to remain satisfactory.

Fees and Expenses. The Board considered the combined investment advisory and management fees charged to each Fund by OAM (the “management fees”) as compared to the management fees of a peer group of funds provided by Broadridge (the “Expense Group”) and the expense ratio(s) of each Fund as compared to the expense ratios of the Expense Group. The Board considered information provided by Broadridge on how it selected the peer funds included in the Expense Group for each Fund and considered certain limitations as to the comparability of the data provided, noting with respect to the Micro-Cap Fund, OAM’s representations that the Fund generally invests in lower capitalization companies than its peers and generally has less capacity than its peers.

Based on the information provided, the Board noted that, although the contractual management fees for each Fund (except the Small-Cap Opportunities Fund, the Global Opportunities Fund and the International Opportunities Fund) were above the median management fee of its respective Expense Group, they were within a reasonable range of the applicable median, and specifically noted that the contractual management fees for the Small-Cap Opportunities Fund and the Global Opportunities Fund were below the median management fee of its respective Expense Group and the contractual management fee for the International Opportunities Fund was below or at the median management fee of its Expense Group. The Board also noted, among other things, that it believed that each Fund’s management fees were reasonable in light of the levels of investment performance historically and over the time periods reviewed, and as compared to the performance of the applicable relevant market benchmark index and the Performance Universe Average. With respect to the investment sub-advisory fees paid to OAMHK relating to the China Opportunities Fund, the Board noted that such fees are paid by OAM and not the China Opportunities Fund.

The Board noted that the expense ratio for each Fund’s Institutional Class (with the exception of the China Opportunities Fund), as applicable, was below the median expense ratio of its applicable Expense Group. With respect to the China Opportunities Fund, the Board considered that the expense cap to take effect September 1, 2025 would bring the expense ratio for the Institutional Class below the median expense ratio of its Expense Group. The Board also noted that the expense ratio of each Fund’s Investor Class (with the exception of the International Opportunities Fund), as applicable, and the Focused International Growth Fund was above the median expense ratio of its applicable Expense Group.

In addition, the Board considered management fees paid to OAM by other client accounts with investment strategies similar to the International Opportunities Fund and the Focused International Growth Fund. With respect to OAM’s other clients, the Board recognized that the mix of services provided to the Funds, the level of responsibility required under the Advisory Agreements with the Funds, and the regulatory, compliance and operational requirements with respect to the Funds are greater than OAM’s obligations for similar client accounts, and that the management fees for such accounts are less relevant to the Board’s consideration of the management fees for the Funds because they reflect different competitive forces than those in the mutual fund marketplace. Based on the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in amount, given the nature, quality and extent of the services provided and taking into consideration relevant circumstances.

Profitability. With respect to the costs of services provided and profits realized by OAM, the Board considered the management fees received by OAM from each of the Funds as well as the level, quality and expense of OAM’s staff and the services that OAM provides. The Board also considered the explanation from OAM that the profits realized by OAM specifically from the relationship with the Funds could not be identified due to the impracticality of expense allocation, noting the difficulty of breaking down profitability related to each Fund versus the other Oberweis Funds and other client accounts because management and personnel time and services are not allocated between the various types of accounts. The Board noted OAM’s belief that, while the profits could not be itemized, the overall profitability of OAM was below industry average but within a reasonable range relative to other investment advisory firms and considered OAM’s overall pre-tax profit margin for 2024. The Board also considered that OAM has contractually agreed to reimburse the Funds for expenses if their respective expense ratios exceed certain limits. The Board did not consider the profits realized by OAMHK with respect to the China Opportunities Fund, noting that OAM compensates OAMHK from its management fees and that the revenue to OAMHK was limited due to the size of the China Opportunities Fund. Based on this information, the Board concluded for each Fund that OAM’s profitability was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows, and whether management fee levels reflect economies of scale for the benefit of Fund shareholders. The Board noted asset capacity constraints for all of the Funds except the Focused International Growth Fund, which limit economies of scale, and the expense reimbursements made by OAM to certain of the Funds. The Board also noted that the investment advisory fee schedule for the Global Opportunities Fund includes breakpoints designed to share economies of scale with shareholders. The Board concluded that each Fund’s management fees reflect an appropriate recognition of any economies of scale.

Other Benefits to OAM and Its Affiliates. The Board considered the character and amount of other incidental benefits received by OAM and its affiliates from their relationship with the Funds, including the fees received by Oberweis Securities, Inc., an affiliate of OAM and OAMHK, for distribution services, as applicable, and benefits to OAM and other OAM client accounts related to soft dollars generated by the Funds’ brokerage transactions.

After due consideration of all of the information and factors deemed relevant by the Board and based upon their own business judgment and the conclusions reached, the Trustees determined that the continuance of the Agreements was in the best interests of each Fund. The Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, and considered all factors together. The Board also noted that OAM has a long association with each Fund since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of each Fund and that shareholders have invested in the Funds knowing that OAM managed the Funds and knowing the Funds’ investment advisory and management fee schedules.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

No accounting restatement that required recovery of erroneously awarded compensation.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(a)(2)	Not Applicable to the registrant.

(a)(3)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(a)(5)	No Change in the registrant’s independent public accountant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds
By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds
Date 03/06/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds
Date 03/06/2026

By (Signature and Title*)	/s/ Eric V. Hannemann
Eric V. Hannemann
Treasurer, The Oberweis Funds
Date 03/06/2026

/*/	Print the name and title of each signing officer under his or her signature.